As filed with the Securities and Exchange Commission on July 25, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00582

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Schedule of Investments Dividend Growth Fund
(Unaudited) May 31, 2017

Number of Shares		Value† (000's)
Common Stocks 88.7%

Aerospace & Defense 3.9%
General Dynamics Corp.	3,175	$646
Raytheon Co.	4,050	664
		1,310
Banks 8.8%
Citizens Financial Group, Inc.	18,700	637
Comerica, Inc.	8,400	576
FNB Corp.	45,000	594
JPMorgan Chase & Co.	7,550	620
PNC Financial Services Group, Inc.	4,100	487
		2,914
Building Products 1.9%
Johnson Controls International PLC	15,189	634

Communications Equipment 1.4%
Cisco Systems, Inc.	14,950	471

Consumer Finance 1.5%
Synchrony Financial	18,275	491

Containers & Packaging 2.1%
Packaging Corp. of America	6,800	695

Electric Utilities 1.2%
Exelon Corp.	11,150	405

Electrical Equipment 1.4%
Hubbell, Inc.	4,000	464

Electronic Equipment, Instruments & Components 3.1%
CDW Corp.	7,750	466
TE Connectivity Ltd.	7,300	576
		1,042
Energy Equipment & Services 0.9%
Schlumberger Ltd.	4,125	287

Equity Real Estate Investment Trusts 3.6%
American Tower Corp.	4,000	525
Parkway, Inc.	33,300	664
		1,189
Food & Staples Retailing 2.1%
Wal-Mart Stores, Inc.	9,000	707

Food Products 4.0%
Bunge Ltd.	9,350	748
Mondelez International, Inc. Class A	12,350	575
		1,323
Health Care Providers & Services 0.9%
Express Scripts Holding Co. *	5,100	305

Hotels, Restaurants & Leisure 3.5%
Carnival Corp.	9,700	622
Number of Shares		Value† (000's)
MGM Resorts International	17,100	$542
		1,164
Insurance 2.1%
Aon PLC	5,350	700

IT Services 3.7%
Automatic Data Processing, Inc.	5,975	611
Leidos Holdings, Inc.	11,100	617
		1,228
Machinery 1.6%
Caterpillar, Inc.	5,000	527

Media 3.9%
CBS Corp. Class B	10,200	623
Comcast Corp. Class A	16,500	688
		1,311
Metals & Mining 6.0%
Lundin Mining Corp.	97,150	535
Rio Tinto PLC ADR	17,200	693
Royal Gold, Inc.	9,400	756
		1,984
Oil, Gas & Consumable Fuels 5.9%
Apache Corp.	12,100	566
Devon Energy Corp.	13,900	472
EOG Resources, Inc.	5,950	538
Suncor Energy, Inc.	12,850	402
		1,978
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	11,100	599
Eli Lilly & Co.	6,500	517
		1,116
Road & Rail 2.5%
CSX Corp.	15,150	821

Semiconductors & Semiconductor Equipment 5.5%
Applied Materials, Inc.	16,050	736
Maxim Integrated Products, Inc.	12,800	612
QUALCOMM, Inc.	8,200	470
		1,818
Software 3.9%
Microsoft Corp.	9,150	639
Oracle Corp.	14,350	651
		1,290
Specialty Retail 1.7%
Williams-Sonoma, Inc.	11,500	560

Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	4,375	668
Western Digital Corp.	7,600	685
		1,353
Number of Shares		Value† (000's)
Textiles, Apparel & Luxury Goods 2.2%
Coach, Inc.	15,650	$723

Tobacco 2.0%
British American Tobacco PLC	9,600	684

Total Common Stocks (Cost $25,121)		29,494

Preferred Stock 2.2%

Pharmaceuticals 2.2%
Allergan PLC, Ser. A, 5.50% (Cost $647)	895	717

Short-Term Investment 9.0%

Investment Company 9.0%
State Street Institutional Treasury Money Market Fund Premier Class, 0.69% (a) (Cost $3,004)	3,004,325	3,004

Total Investments## 99.9% (Cost $28,772)		33,215

Other Assets Less Liabilities 0.1%		18

Net Assets 100.0%		$33,233

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$29,494	$—	$—	$29,494
Preferred Stock(a)	717	—	—	717
Short-Term Investment	—	3,004	—	3,004
Total Investments	$30,211	$3,004	$—	$33,215

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended May 31, 2017, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund
(Unaudited) May 31, 2017

Number of Shares		Value† (000's)
Common Stocks 93.8%

Brazil 7.0%
AMBEV SA ADR	738,900	$4,219
BM&FBOVESPA SA	1,511,900	8,606
CCR SA	829,300	4,249
Cielo SA	776,130	5,471
Energisa SA	818,800	5,693
Hypermarcas SA	663,500	6,049
Itau Unibanco Holding SA, Preference Shares	1,002,267	11,011
Kroton Educacional SA	1,163,100	5,212
		50,510
Chile 1.0%
SACI Falabella	850,105	7,015

China 21.8%
Alibaba Group Holding Ltd. ADR *	63,600	7,788
Baidu, Inc. ADR *	66,600	12,394
Beijing Enterprises Holdings Ltd.	1,071,900	5,083
Changyou.com Ltd. ADR *	167,700	6,534
China Everbright International Ltd.	8,226,900	10,505
China Medical System Holdings Ltd.	3,813,800	6,764
China Mobile Ltd.	1,149,000	12,747
China State Construction International Holdings Ltd.	4,189,400	7,268
China Vanke Co. Ltd., H Shares	1,081,423	2,873
CNOOC Ltd.	4,759,600	5,436
Industrial & Commercial Bank of China Ltd., H Shares	20,412,400	13,647
PICC Property & Casualty Co. Ltd., H Shares	3,434,500	5,730
Ping An Insurance Group Co. of China Ltd., H Shares	2,286,000	14,653
Sunny Optical Technology Group Co. Ltd.	1,372,400	10,690
Tencent Holdings Ltd.	928,700	31,892
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	736,600	3,890
		157,894
Czech Republic 0.8%
Komercni Banka A/S	154,195	6,143

Hong Kong 2.3%
Galaxy Entertainment Group Ltd.	644,200	3,724
Haier Electronics Group Co. Ltd.	2,058,400	5,235
Number of Shares		Value† (000's)
Sino Biopharmaceutical Ltd.	9,045,800	$8,068
		17,027
India 9.6%
Cummins India Ltd.	524,083	7,611
Dabur India Ltd.	1,336,124	5,770
Dewan Housing Finance Corp. Ltd.	869,263	5,632
Glenmark Pharmaceuticals Ltd.	394,570	3,903
HDFC Bank Ltd. ADR	80,600	7,077
Housing Development Finance Corp. Ltd.	236,195	5,772
ICICI Bank Ltd.	1,185,535	6,009
ITC Ltd.	819,600	3,974
L&T Technology Services Ltd. (a)	29,700	338
Parag Milk Foods Ltd. *(a)	663,279	2,442
Power Grid Corp. of India Ltd.	2,417,039	7,809
Prestige Estates Projects Ltd. *	1,108,672	4,292
SH Kelkar & Co. Ltd. *(a)	706,370	3,096
Vedanta Ltd.	1,519,335	5,616
		69,341
Indonesia 2.3%
PT Bank Negara Indonesia Persero Tbk	9,880,100	4,858
PT Gudang Garam Tbk	947,100	5,258
PT Matahari Department Store Tbk	4,000,100	4,535
PT Sumber Alfaria Trijaya Tbk	56,636,000	2,381
		17,032
Jordan 0.3%
Hikma Pharmaceuticals PLC	111,685	2,429

Korea 16.3%
Amorepacific Corp.	6,275	1,922
Com2uS Corp.	53,111	5,598
Coway Co. Ltd.	137,900	12,378
Hyundai Motor Co.	32,445	4,723
Kangwon Land, Inc.	218,575	7,077
LG Chem Ltd.	38,700	10,439
Mando Corp.	34,700	7,996
NAVER Corp.	7,755	5,853
Orion Corp. (b)(c)	10,740	7,655
Samsung Electronics Co. Ltd.	17,140	34,216
SFA Engineering Corp.	77,562	6,228
SK Hynix, Inc.	275,690	14,036
		118,121
Malaysia 0.6%
Inari Amertron Bhd	9,769,750	4,656
Number of Shares		Value† (000's)
Mexico 4.9%
Corp. Inmobiliaria Vesta SAB de CV	1,386,990	$1,924
Fomento Economico Mexicano SAB de CV	850,200	8,025
Grupo Financiero Banorte SAB de CV, O Shares	1,249,400	7,179
Grupo GICSA SA de CV *	4,611,300	3,267
Grupo Mexico SAB de CV Series B	2,326,600	6,298
Infraestructura Energetica Nova SAB de CV	1,205,800	5,621
Unifin Financiera SAPI de CV	1,274,800	3,407
		35,721
Peru 0.7%
Credicorp Ltd.	32,000	5,361

Philippines 2.4%
Ayala Corp.	243,690	4,250
GT Capital Holdings, Inc.	55,100	1,323
Metropolitan Bank & Trust Co.	3,809,800	6,693
Pilipinas Shell Petroleum Corp.	2,569,970	3,410
Universal Robina Corp.	553,600	1,802
		17,478
Poland 0.8%
Dino Polska SA *(a)	531,072	5,872

Russia 3.8%
Detsky Mir PJSC (b)	2,168,720	3,533
LUKOIL PJSC ADR	94,485	4,559
LUKOIL PJSC ADR	78,985	3,771
Magnit PJSC (b)	34,865	5,653
X5 Retail Group NV GDR *	267,825	9,695
		27,211
South Africa 6.8%
Bid Corp. Ltd.	320,329	7,319
FirstRand Ltd.	1,988,020	7,475
JSE Ltd.	579,925	5,845
Life Healthcare Group Holdings Ltd.	3,581,353	7,627
Naspers Ltd., N Shares	68,325	14,147
Sasol Ltd.	242,690	7,256
		49,669
Taiwan, Province of China 9.6%
Accton Technology Corp.	2,235,600	4,987
Advanced Ceramic X Corp.	249,900	2,642
Delta Electronics, Inc.	1,296,200	7,153
Elite Advanced Laser Corp.	351,100	1,564
Elite Material Co. Ltd.	1,412,600	5,870
eMemory Technology, Inc.	315,400	4,110
Hu Lane Associate, Inc.	450,000	2,641

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's)
Kingpak Technology, Inc.	552,048	$3,350
MediaTek, Inc.	724,200	5,538
Parade Technologies Ltd.	634,400	7,414
Taiwan Semiconductor Manufacturing Co. Ltd.	3,575,839	24,133
		69,402
Thailand 0.6%
CP ALL PCL (b)	2,185,300	4,010

Turkey 2.2%
Akbank TAS	2,099,320	5,671
Tofas Turk Otomobil Fabrikasi A/S	600,485	4,987
Ulker Biskuvi Sanayi A/S	843,390	4,934
		15,592
Total Common Stocks (Cost $570,510)		680,484

Preferred Stock 0.1%

India 0.1%
Vedanta Ltd. (b)(c) (Cost $726)	60,773,400	683

Short-Term Investment 7.6%

Investment Company 7.6%
State Street Institutional Treasury Money Market Fund Premier Class, 0.69% (d) (Cost $54,661)	54,660,772	54,661

Total Investments## 101.5% (Cost $625,897)		735,828

Other Assets Less Liabilities (1.5)%		(10,588)

Net Assets 100.0%		$725,240

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At May 31, 2017, these securities amounted to approximately $11,748,000 or 1.6% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(b)
Security fair valued as of May 31, 2017 in accordance with procedures approved by the Board of Trustees (the “Board”). Total value of all such securities at May 31, 2017,  amounted to approximately $21,534,000, which represents 3.0% of net assets of the Fund.

(c)	Illiquid security.
(d)	Represents 7-day effective yield as of May 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Korea	$110,466	$—	$7,655	$118,121
Russia	18,025	9,186	—	27,211
Thailand	—	4,010	—	4,010
Other Common Stocks(a)	531,142	—	—	531,142
Total Common Stocks	659,633	13,196	7,655	680,484
Preferred Stock(a)	—	683	—	683
Short-Term Investment	—	54,661	—	54,661
Total Investments	$659,633	$68,540	$7,655	$735,828

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2016	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2017
Other Financial Instruments: (000’s omitted)
Common Stock Korea	$-	$-	$-	$720	$1,657	$-	$5,278	$-	$7,655	$720
Total	$-	$-	$-	$720	$1,657	$-	$5,278	$-	$7,655	$720

As of the period ended May 31, 2017, certain securities were transferred from one level (as of August 31, 2016) to another. Based on beginning of period market values as of September 1, 2016, approximately $5,627,000 was transferred from Level 2 to Level 1 due to active market activity on recognized exchanges as of May 31, 2017. These securities had been categorized as Level 2 as of August 31, 2016, due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date. In addition, approximately $5,278,000 was transferred from Level 1 to Level 3. These securities were categorized as Level 3 as of May 31, 2017, due to the use of methods the Fund’s Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Banks	$73,649	10.2%
Internet Software & Services	57,927	8.0%
Semiconductors & Semiconductor Equipment	56,795	7.8%
Electronic Equipment, Instruments & Components	37,947	5.2%
Food & Staples Retailing	34,930	4.8%
Technology Hardware, Storage & Peripherals	34,216	4.7%
Pharmaceuticals	27,213	3.7%
Chemicals	20,791	2.9%
Insurance	20,383	2.8%
Household Durables	17,613	2.4%
Oil, Gas & Consumable Fuels	17,176	2.4%
Food Products	16,833	2.3%
Capital Markets	14,451	2.0%
Media	14,147	1.9%
Electric Utilities	13,502	1.9%
Diversified Financial Services	13,048	1.8%
Wireless Telecommunication Services	12,747	1.8%
Metals & Mining	12,597	1.7%
Real Estate Management & Development	12,356	1.7%
Beverages	12,244	1.7%
Software	12,132	1.7%
Multiline Retail	11,550	1.6%
Thrifts & Mortgage Finance	11,404	1.6%
Hotels, Restaurants & Leisure	10,801	1.5%
Auto Components	10,637	1.5%
Commercial Services & Supplies	10,505	1.4%
Automobiles	9,710	1.3%
Tobacco	9,232	1.3%
Personal Products	7,692	1.1%
Communications Equipment	7,629	1.1%
Health Care Providers & Services	7,627	1.0%
Machinery	7,611	1.0%
Construction & Engineering	7,268	1.0%
Gas Utilities	5,621	0.8%
IT Services	5,471	0.8%
Diversified Consumer Services	5,212	0.7%
Industrial Conglomerates	5,083	0.7%
Transportation Infrastructure	4,249	0.6%
Electrical Equipment	3,890	0.5%
Specialty Retail	3,533	0.5%
Consumer Finance	3,407	0.5%
Professional Services	338	0.0%
Short-Term Investment and Other Assets-Net	44,073	6.1%
	$725,240	100.0%

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund
(Unaudited) May 31, 2017

Number of Shares		Value† (000's)
Common Stocks 87.8%

Aerospace & Defense 2.2%
Lockheed Martin Corp.	134,030	$37,680

Banks 7.4%
First Hawaiian, Inc.	847,200	23,349
FNB Corp.	1,150,000	15,180
JPMorgan Chase & Co. (a)	436,100	35,826
PNC Financial Services Group, Inc.	164,700	19,550
Umpqua Holdings Corp.	2,008,000	34,025
		127,930
Biotechnology 0.5%
Gilead Sciences, Inc.	132,400	8,591

Capital Markets 0.9%
Virtu Financial, Inc. Class A	919,700	14,991

Chemicals 0.9%
Agrium, Inc.	177,400	16,379

Communications Equipment 1.9%
Cisco Systems, Inc. (a)(b)	1,044,800	32,943

Containers & Packaging 1.7%
International Paper Co. (a)	568,700	30,073

Diversified Telecommunication Services 0.4%
AT&T, Inc.	178,000	6,858

Electric Utilities 5.3%
Edison International	168,100	13,712
Exelon Corp.	954,000	34,640
NextEra Energy, Inc.	302,300	42,757
		91,109
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	429,800	23,704
Schlumberger Ltd.	101,300	7,049
		30,753
Equity Real Estate Investment Trusts 16.1%
Alexandria Real Estate Equities, Inc.	148,000	17,269
Crown Castle International Corp.	191,500	19,466
DCT Industrial Trust, Inc.	549,200	28,948
Douglas Emmett, Inc.	742,600	28,189
EPR Properties	205,200	14,551
Equinix, Inc. (a)	66,700	29,415
Host Hotels & Resorts, Inc.	1,406,000	25,294
Iron Mountain, Inc.	1,005,500	35,112
Physicians Realty Trust	886,000	18,021
Prologis, Inc.	473,300	26,287
Weyerhaeuser Co.	1,065,100	35,106
		277,658
Food & Staples Retailing 2.0%
Wal-Mart Stores, Inc.	450,000	35,370
Number of Shares		Value† (000's)
Food Products 1.0%
Conagra Brands, Inc. (a)	433,000	$16,688

Household Products 1.9%
Procter & Gamble Co. (a)	364,600	32,118

Industrial Conglomerates 1.6%
Siemens AG	198,000	28,259

Insurance 0.7%
MetLife, Inc.	228,700	11,570

IT Services 1.5%
Paychex, Inc.	424,400	25,137

Media 2.0%
Regal Entertainment Group Class A	1,623,000	33,758

Metals & Mining 1.9%
Rio Tinto PLC ADR	821,600	33,119

Mortgage Real Estate Investment 2.3%
Blackstone Mortgage Trust, Inc. Class A	648,900	20,148
Starwood Property Trust, Inc.	892,300	19,649
		39,797
Multi-Utilities 8.8%
Ameren Corp.	670,300	38,040
Black Hills Corp.	297,300	20,674
DTE Energy Co.	360,100	39,438
NiSource, Inc.	1,415,400	36,899
WEC Energy Group, Inc.	259,800	16,305
		151,356
Oil, Gas & Consumable Fuels 4.2%
Occidental Petroleum Corp.	116,600	6,871
ONEOK, Inc.	483,700	24,030
Suncor Energy, Inc.	1,335,300	41,809
		72,710
Pharmaceuticals 4.2%
Eli Lilly & Co.	253,000	20,131
GlaxoSmithKline PLC ADR	395,000	17,471
Johnson & Johnson	269,100	34,512
		72,114
Road & Rail 4.3%
CSX Corp.	372,000	20,151
Norfolk Southern Corp.	150,000	18,605
Union Pacific Corp.	323,500	35,682
		74,438
Semiconductors & Semiconductor Equipment 4.2%
Maxim Integrated Products, Inc.	655,700	31,342
QUALCOMM, Inc.	305,300	17,485
Number of Shares		Value† (000's)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	660,000	$23,338
		72,165
Software 2.3%
Microsoft Corp. (a)	556,000	38,831

Specialty Retail 3.1%
Best Buy Co., Inc.	616,000	36,584
Williams-Sonoma, Inc.	330,826	16,098
		52,682
Technology Hardware, Storage & Peripherals 1.7%
Western Digital Corp. (a)	329,200	29,648

Transportation Infrastructure 1.0%
Sydney Airport	3,179,137	17,575

Total Common Stocks (Cost $1,254,061)		1,512,300

Preferred Stocks 2.1%

Oil, Gas & Consumable Fuel 0.7%
El Paso Energy Capital Trust I, 4.75%	234,975	11,679

Pharmaceuticals 1.4%
Allergan PLC, Ser. A, 5.50%	31,500	25,224

Total Preferred Stocks (Cost $35,247)		36,903
	Principal Amount
Convertible Bonds 7.8%

Communications Equipment 0.1%
Finisar Corp., 0.50%, due 12/15/36(c)	$2,685,000	2,559

Consumer Finance 0.5%
Encore Capital Group, Inc., 3.25%, due 3/15/22(c)	8,940,000	9,057

Equity Real Estate Investment Trusts 2.2%
Colony Starwood Homes, 3.50%, due 1/15/22(c)	2,600,000	2,777
Extra Space Storage LP, 3.13%, due 10/1/35(c)	33,260,000	34,695
		37,472
Internet & Direct Marketing Retail 0.8%
Priceline Group, Inc., 0.90%, due 9/15/21	12,900,000	14,795

Internet Software & Services 1.5%
LinkedIn Corp., 0.50%, due 11/1/19	8,600,000	8,568
WebMD Health Corp., 2.63%, due 6/15/23(c)	15,260,000	14,735

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund
(Unaudited) (cont’d)

	Principal Amount	Value† (000's)
Zillow Group, Inc., 2.00%, due 12/1/21(c)	$1,740,000	$1,927
		25,230
Media 0.6%
Liberty Media Corp-Liberty Formula One, 1.00%, due 1/30/23(c)	2,170,000	2,379
Live Nation Entertainment, Inc., 2.50%, due 5/15/19	3,260,000	3,708
World Wrestling Entertainment, Inc., 3.38%, due 12/15/23(c)	4,340,000	4,592
		10,679
Oil Field Equipment & Services 0.7%
Ensco Jersey Finance Ltd., 3.00%, due 1/31/24(c)	13,855,000	11,673

Oil, Gas & Consumable Fuel 0.5%
Golar LNG Ltd., 2.75%, due 2/15/22(c)	8,950,000	8,312

Software 0.8%
Nice Systems, Inc., 1.25%, due 1/15/24(c)	4,331,000	4,835
Verint Systems, Inc., 1.50%, due 6/1/21	8,700,000	8,439
		13,274
Trading Companies & Distributors 0.1%
Kaman Corp., 3.25%, due 5/1/24(c)(d)	900,000	894

Total Convertible Bonds (Cost $130,174)		133,945
	Number of Shares
Short-Term Investment 2.2%

Investment Company 2.2%
State Street Institutional Treasury Money Market Fund Premier Class, 0.69% (b)(e) (Cost $37,252)	37,252,360	37,252

Total Investments## 99.9% (Cost $1,456,734)		1,720,400

Other Assets Less Liabilities(f) 0.1%		2,425

Net Assets 100.0%		$1,722,825

(a)	All or a portion of the security is pledged as collateral for options written.
(b)	All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $65,153,000.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At May 31, 2017, these securities amounted to approximately $98,435,000 or 5.7% of net assets of the Fund. Securities denoted with (c) but without (d) have been deemed by the investment manager to be liquid.

(d)	Illiquid security.
(e)	Represents 7-day effective yield as of May 31, 2017.
(f)	Includes the impact of the Fund's open positions in derivatives at May 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund
(Unaudited) (cont’d)

Derivative Instruments

Written option contracts ("options written")

At May 31, 2017, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Best Buy Co., Inc., Call	250	$47	6/16/2017	$(309,375)
Best Buy Co., Inc., Call	250	55	9/15/2017	(165,000)
Best Buy Co., Inc., Call	250	65	12/15/2017	(81,250)
CSX Corp., Call	250	44	8/18/2017	(260,000)
CSX Corp., Call	250	52.5	8/18/2017	(91,875)
Caterpillar, Inc., Put	200	87.5	11/17/2017	(30,400)
Caterpillar, Inc., Put	200	82.5	1/19/2018	(29,700)
Crown Castle International Corp., Call	250	110	1/19/2018	(40,625)
Equinix, Inc., Call	50	480	12/15/2017	(57,000)
Equinix, Inc., Call	50	500	12/15/2017	(33,250)
Equinix, Inc., Call	50	510	12/15/2017	(25,500)
Helmerich + Payne, Inc., Put	150	52.5	9/15/2017	(57,000)
JPMorgan Chase & Co., Call	250	75	6/16/2017	(183,125)
Lockheed Martin Corp., Call	100	305	12/15/2017	(35,500)
Lockheed Martin Corp., Call	100	310	1/19/2018	(31,500)
Maxim Integrated Products, Inc., Call	250	47	8/18/2017	(61,875)
Maxim Integrated Products, Inc., Call	250	48	8/18/2017	(48,125)
Microsoft Corp., Call	250	67.5	6/16/2017	(64,875)
Microsoft Corp., Call	250	72.5	9/15/2017	(36,250)
Microsoft Corp., Call	250	75	10/20/2017	(31,375)
Nextera Energy, Inc., Call	150	150	12/15/2017	(30,375)
Prologis, Inc., Call	58	60	11/17/2017	(5,075)
Western Digital Corp., Call	200	90	7/21/2017	(86,500)
Western Digital Corp., Call	200	105	10/20/2017	(57,500)
Western Digital Corp., Call	200	115	1/19/2018	(44,600)
Weyerhaeuser Co., Call	214	38	10/20/2017	(4,280)
Total (premium received: $820,016)				$(1,901,930)

At May 31, 2017, the Fund had securities pledged in the amount of $26,985,977 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,512,300	$—	$—	$1,512,300
Preferred Stocks(a)	36,903	—	—	36,903
Convertible Bonds(a)	—	133,945	—	133,945
Short-Term Investment	—	37,252	—	37,252
Total Investments	$1,549,203	$171,197	$—	$1,720,400

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended May 31, 2017, no securities were transferred from one level (as of August 31, 2016) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of May 31, 2017:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(1,902)	$—	$—	$(1,902)
Total	$(1,902)	$—	$—	$(1,902)

See Notes to Schedule of Investments

Schedule of Investments Focus Fund
(Unaudited) May 31, 2017

Number of Shares		Value† (000's)
Common Stocks 97.1%
Aerospace & Defense 1.6%
General Dynamics Corp.	57,000	$11,585
Airlines 1.1%
Alaska Air Group, Inc.	98,000	8,531
Banks 7.5%
Comerica, Inc.	345,000	23,653
JPMorgan Chase & Co.	390,000	32,039
	55,692
Building Products 1.6%
Johnson Controls International PLC	290,000	12,110
Capital Markets 3.1%
Intercontinental Exchange, Inc.	382,000	22,993
Chemicals 1.2%
WR Grace & Co.	127,000	9,105
Communications Equipment 2.7%
Motorola Solutions, Inc.	235,000	19,639

Food & Staples Retailing 3.6%
Wal-Mart Stores, Inc.	335,000	26,331
Food Products 1.3%
Blue Buffalo Pet Products, Inc. *(a)	400,000	9,396
Health Care Equipment & Supplies 2.9%
Zimmer Biomet Holdings, Inc.	178,000	21,219
Health Care Providers & Services 2.5%
Centene Corp. *	250,000	18,158
Household Durables 5.4%
Newell Brands, Inc.	310,000	16,415
Whirlpool Corp.	128,000	23,749
	40,164
Independent Power and Renewable Electricity Producers 2.3%
Calpine Corp. *	1,300,000	16,705
Insurance 6.0%
Athene Holding Ltd. Class A *	449,880	22,170
Chubb Ltd.	153,000	21,908
	44,078
Internet & Catalog Retail 3.5%
Amazon.com, Inc. *(a)	10,000	9,946
Expedia, Inc.	110,000	15,816
	25,762
Internet Software & Services 4.9%
Alphabet, Inc. Class A *	18,500	18,261
Alphabet, Inc. Class C *	18,500	17,850
	36,111
Life Sciences Tools & Services 2.6%
Quintiles IMS Holdings, Inc. *	227,000	19,622
Number of Shares		Value† (000's)
Media 3.7%
Charter Communications, Inc. Class A *	53,000	$18,314
Twenty-First Century Fox, Inc. Class A	334,000	9,058
	27,372
Metals & Mining 1.4%
Agnico Eagle Mines Ltd.	127,000	6,148
BHP Billiton Ltd. ADR	120,000	4,211
	10,359
Oil, Gas & Consumable Fuels 5.7%
Cabot Oil & Gas Corp.	835,000	18,529
EOG Resources, Inc.	176,000	15,894
Williams Cos., Inc.	272,000	7,779
	42,202
Personal Products 1.7%
Estee Lauder Cos., Inc. Class A	135,000	12,709
Pharmaceuticals 5.7%
Allergan PLC (a)	120,000	26,850
Eli Lilly & Co.	189,000	15,039
	41,889
Professional Services 2.3%
TransUnion *	381,935	16,694
Road & Rail 4.7%
Avis Budget Group, Inc. *(a)	604,500	13,837
CSX Corp.	380,000	20,585
	34,422
Semiconductors & Semiconductor Equipment 2.3%
ASML Holding NV	129,000	17,027
Software 5.8%
Activision Blizzard, Inc.	209,000	12,243
Oracle Corp.	303,000	13,753
Symantec Corp.	550,000	16,671
	42,667
Specialty Retail 0.8%
Advance Auto Parts, Inc.	44,000	5,880
Technology Hardware, Storage & Peripherals 2.3%
Western Digital Corp. (b)	188,000	16,931
Tobacco 2.4%
British American Tobacco PLC ADR	245,000	17,669
Wireless Telecommunication Services 4.5%
T-Mobile US, Inc. *	498,000	33,575
Total Common Stocks (Cost $606,731)	716,597
	Number of Shares	Value† (000's)
Short-Term Investment 3.0%
Investment Company 3.0%
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.72% (b)(c) (Cost $21,944)	21,944,290	$21,944
Total Investments## 100.1% (Cost $628,675)		738,541
Other Assets Less Liabilities (0.1)% (d)		(637)
Net Assets 100.0%		$737,904

*	Non-income producing security.
(a)	All or a portion of the security is pledged as collateral for options written.
(b)	All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $38,875,000.
(c)	Represents 7-day effective yield as of May 31, 2017.
(d)	Includes the impact of the Fund's open positions in derivatives at May 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Focus Fund
(Unaudited) (cont’d)

Derivative Instruments

Written option contracts ("options written")

At May 31, 2017, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Avis Budget Group, Inc., Call	300	$35	6/16/2017	$(0)	(a)(b)
CSX Corp., Put	200	47	6/16/2017	(1,200)
Motorola Solutions, Inc., Put	150	80	6/16/2017	(5,775)
Quintiles IMS Holdings, Inc., Call	250	85	6/16/2017	(51,875)
Williams Cos., Inc., Put	250	28.5	6/9/2017	(13,250)
Williams Cos., Inc., Put	250	29	6/16/2017	(23,250)
Williams Cos., Inc., Put	250	29.5	6/23/2017	(35,250)
Zimmer Biomet Holdings, Inc., Put	200	115	6/16/2017	(16,500)
Total (premium received: $169,534)				$(147,100)

(a)   Amount less than one dollar.
(b)   Security fair valued as of May 31, 2017 in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).

At May 31, 2017, the Fund had securities pledged in the amount of $12,234,510 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Focus Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$716,597	$—	$—	$716,597
Short-Term Investment	—	21,944	—	21,944
Total Investments	$716,597	$21,944	$—	$738,541

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended May 31, 2017, no securities were transferred from one level (as of August 31, 2016) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of May 31, 2017:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3(a)		Total
Options Written
Liabilities	$(147)	$—	$(0	)(b)	$(147)
Total	$(147)	$—	$(0	)(b)	$(147)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2016	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2017
Other Financial Instruments: (000’s omitted)
Options Written(c)	$(0)(b)	$-	$30	$(2)	$0(b)	$(28)	$-	$-	$(0)(b)	$28
Total	$(0)(b)	$-	$30	$(2)	$0(b)	$(28)	$-	$-	$(0)(b)	$28

(b)	Amount less than one thousand.
(c)
As of the period ended May 31, 2017, these investments were valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund
(Unaudited) May 31, 2017

Number of Shares		Value† (000's)
Common Stocks 98.8%
Aerospace & Defense 0.3%
Astronics Corp. *(a)	1,190,254	$36,422
Air Freight & Logistics 0.6%
Forward Air Corp.	1,334,388	69,562
Airlines 0.6%
Allegiant Travel Co.	468,190	64,142
Auto Components 1.4%
Gentex Corp.	2,698,418	51,216
LCI Industries (a)	1,257,924	111,955
	163,171
Automobiles 0.4%
Thor Industries, Inc.	536,270	48,549
Banks 12.5%
Bank of Hawaii Corp. (a)	2,223,887	172,863
Bank of the Ozarks, Inc.	3,158,425	139,602
BankUnited, Inc.	2,861,350	94,882
BOK Financial Corp.	1,438,776	115,865
Columbia Banking System, Inc.	1,083,000	39,757
Community Bank System, Inc.	1,755,593	94,381
Cullen/Frost Bankers, Inc.	1,837,685	168,442
CVB Financial Corp. (a)	6,061,717	123,053
First Financial Bankshares, Inc.	2,992,397	114,459
First Hawaiian, Inc.	1,134,855	31,277
FNB Corp.	7,387,291	97,512
Glacier Bancorp, Inc.	1,074,720	34,671
Lakeland Financial Corp.	112,657	4,780
LegacyTexas Financial Group, Inc. (a)	2,595,638	91,418
PacWest Bancorp	1,958,796	91,417
	1,414,379
Beverages 0.4%
MGP Ingredients, Inc. (a)	872,390	44,675
Building Products 1.9%
AAON, Inc.	2,581,025	93,369
AO Smith Corp.	1,836,036	100,743
Patrick Industries, Inc. *	385,355	25,510
	219,622
Capital Markets 3.0%
Artisan Partners Asset Management, Inc. Class A	1,683,698	47,649
FactSet Research Systems, Inc.	512,490	84,914
Houlihan Lokey, Inc.	900,754	30,238
MarketAxess Holdings, Inc.	750,061	142,947
OM Asset Management PLC	2,069,700	28,893
	334,641
Number of Shares		Value† (000's)
Chemicals 3.9%
Balchem Corp.	1,325,874	$104,373
Chase Corp.	121,790	12,849
NewMarket Corp.	66,442	30,919
Quaker Chemical Corp.	474,020	66,073
RPM International, Inc.	398,714	21,622
Sensient Technologies Corp. (a)	2,547,225	204,517
	440,353
Commercial Services & Supplies 4.3%
Healthcare Services Group, Inc.	2,888,496	138,272
Ritchie Bros. Auctioneers, Inc.	2,840,820	88,179
Rollins, Inc.	4,236,155	182,451
UniFirst Corp.	521,915	73,956
	482,858
Communications Equipment 1.4%
NetScout Systems, Inc. *	4,468,444	163,545
Construction & Engineering 0.9%
Valmont Industries, Inc.	711,874	104,218
Construction Materials 1.5%
Eagle Materials, Inc.	1,740,225	164,103
Containers & Packaging 1.4%
AptarGroup, Inc.	1,802,915	153,266
Distributors 2.2%
Pool Corp.	2,047,968	243,974
Diversified Consumer Services 0.4%
Bright Horizons Family Solutions, Inc. *	554,490	42,541
Electrical Equipment 0.7%
AZZ, Inc. (a)	1,404,635	76,201
Electronic Equipment, Instruments & Components 4.6%
Cognex Corp.	1,411,289	129,147
Littelfuse, Inc.	1,089,641	176,467
Rogers Corp. *(a)	1,070,016	113,646
Zebra Technologies Corp. Class A *	930,684	97,108
	516,368
Energy Equipment & Services 0.6%
Natural Gas Services Group, Inc. *	150,070	3,932
Pason Systems, Inc. (a)	4,857,252	69,859
	73,791
Food Products 3.1%
Blue Buffalo Pet Products, Inc. *	3,270,648	76,828
Cal-Maine Foods, Inc. *	1,309,460	48,712
Calavo Growers, Inc. (a)	1,154,877	78,185
J & J Snack Foods Corp.	613,146	79,770
Lancaster Colony Corp.	515,786	63,870
	347,365
Number of Shares		Value† (000's)
Health Care Equipment & Supplies 6.5%
Abaxis, Inc.	571,740	$27,672
Atrion Corp.	61,912	34,154
Cantel Medical Corp.	938,253	73,015
Dentsply Sirona, Inc.	1,171,033	74,384
Haemonetics Corp. *	1,095,128	44,659
IDEXX Laboratories, Inc. *	1,083,554	182,460
Neogen Corp. *	379,200	24,000
West Pharmaceutical Services, Inc.	2,860,818	277,556
	737,900
Health Care Providers & Services 3.2%
Chemed Corp.	789,700	161,620
Henry Schein, Inc. *	658,330	121,113
Surgery Partners, Inc. *	1,180,725	25,740
U.S. Physical Therapy, Inc. (a)	828,720	52,416
	360,889
Hotels, Restaurants & Leisure 3.0%
Cheesecake Factory, Inc.	1,579,005	93,130
Cracker Barrel Old Country Store, Inc.	528,042	88,083
Papa John's International, Inc.	848,860	68,392
Texas Roadhouse, Inc.	1,875,305	91,740
	341,345
Household Products 2.8%
Church & Dwight Co., Inc.	3,656,547	188,897
Energizer Holdings, Inc.	1,473,485	78,979
WD-40 Co.	450,525	47,621
	315,497
Industrial Conglomerates 0.4%
Raven Industries, Inc.	1,383,990	46,848
Insurance 1.3%
AMERISAFE, Inc.	824,915	42,730
RLI Corp.	1,874,124	104,089
	146,819
IT Services 1.3%
Jack Henry & Associates, Inc.	1,390,538	147,689
Life Sciences Tools & Services 2.4%
Bio-Techne Corp.	1,421,615	159,335
ICON PLC *	1,203,595	113,258
	272,593
Machinery 9.1%
Donaldson Co., Inc.	1,122,840	53,851
Franklin Electric Co., Inc.	1,275,257	48,715
Graco, Inc.	664,822	73,044
Lindsay Corp. (a)	622,205	53,124
Middleby Corp. *	1,042,578	133,825
Nordson Corp.	979,098	113,458
RBC Bearings, Inc. *(a)	1,517,345	153,737
Tennant Co. (a)	896,922	62,785
Toro Co.	2,712,846	185,803

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund
(Unaudited) (cont’d)

	Number of Shares	Value† (000's)
Wabtec Corp.	1,771,485	$144,819
		1,023,161
Marine 0.5%
Kirby Corp. *	779,690	51,654
Media 2.0%
Cable One, Inc.	45,725	32,858
Gray Television, Inc. *(a)	4,394,265	52,951
Nexstar Media Group, Inc. Class A (a)	2,484,446	142,110
		227,919
Metals & Mining 0.3%
Compass Minerals International, Inc.	508,078	32,593
Oil, Gas & Consumable Fuels 1.5%
Centennial Resource Development, Inc. Class A *	1,462,645	22,803
Matador Resources Co. *	3,096,535	70,570
Rice Energy, Inc. *	1,675,990	33,520
RSP Permian, Inc. *	1,066,620	37,961
		164,854
Paper & Forest Products 0.9%
Stella-Jones, Inc. (b)	2,956,190	97,821
Pharmaceuticals 0.8%
Heska Corp. *	339,397	33,485
Prestige Brands Holdings, Inc. *	1,034,595	52,123
		85,608
Professional Services 1.0%
Exponent, Inc. (a)	1,821,620	108,022
Real Estate Management & Development 0.3%
FirstService Corp.	586,485	36,855
Semiconductors & Semiconductor Equipment 2.0%
MKS Instruments, Inc.	1,078,715	88,185
Power Integrations, Inc. (a)	2,070,800	138,640
		226,825
Software 9.8%
Aspen Technology, Inc. *	2,642,595	161,621
Blackbaud, Inc.	566,450	46,863
Computer Modelling Group Ltd. (a)	4,434,705	33,637
Constellation Software, Inc.	263,032	135,519
Fair Isaac Corp.	1,475,318	195,716
Manhattan Associates, Inc. *	3,462,813	162,198
Monotype Imaging Holdings, Inc. (a)	2,846,816	55,655
Nice Ltd. ADR	646,231	50,348
Qualys, Inc. *	1,744,625	73,274
Tyler Technologies, Inc. *	1,154,612	197,300
		1,112,131
Specialty Retail 2.2%
Asbury Automotive Group, Inc. *	866,060	48,456
	Number of Shares	Value† (000's)
Lithia Motors, Inc. Class A	1,091,785	$99,189
Monro Muffler Brake, Inc.	933,070	46,280
Tractor Supply Co.	1,074,282	59,247
		253,172
Trading Companies & Distributors 1.4%
Applied Industrial Technologies, Inc.	656,499	40,539
Watsco, Inc.	806,609	113,829
		154,368
Total Common Stocks (Cost $6,258,662)		11,148,309
Short-Term Investments 1.2%
Investment Companies 1.2%
State Street Institutional Treasury Money Market Fund Premier Class, 0.69% (c)	51,180,178	51,180
State Street Institutional Treasury Plus Money Market Fund Premier Class, 0.68% (c)	88,318,889	88,319
Total Short-Term Investments (Cost $139,499)		139,499
Total Investments## 100.0% (Cost $6,398,161)		11,287,808
Other Assets Less Liabilities (0.0)% (d)		(1,474)
Net Assets 100.0%		$11,286,334

*	Non-income producing security.
(a)	Affiliated company (see Note § below).
(b)
Security fair valued as of May 31, 2017 in accordance with procedures approved by the Board of Trustees (the “Board”). Total value of all such securities at May 31, 2017, amounted to approximately $97,821,000, which represents 0.9% of net assets of the Fund.

(c)	Represents 7-day effective yield as of May 31, 2017.
(d)	Represents less than 0.05% of net assets.

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Paper & Forest Products	$—	$97,821	$—	$97,821
Other Common Stocks(a)	11,050,488	—	—	11,050,488
Total Common Stocks	11,050,488	97,821	—	11,148,309
Short-Term Investment	—	139,499	—	139,499
Total Investments	$11,050,488	$237,320	$—	$11,287,808

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended May 31, 2017, certain securities were transferred from one level (as of August 31, 2016) to another. Based on beginning of period market values as of September 1, 2016, approximately $85,565,000 was transferred from Level 2 to Level 1 due to active market activity on recognized exchanges as of May 31, 2017. These securities had been categorized as Level 2 as of August 31, 2016, due to the use of methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities.

§	Investments in Affiliates(a):

	Balance of Shares Held August 31, 2016	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held May 31, 2017	Value May 31, 2017	Distributions from Investments in Affiliated Issuers	Net Realized Gain (Loss) from Investments in Affiliated Issuers
Genesis
Abaxis, Inc.(b)	1,161,900	-	590,160	571,740	$27,672,216	$304,763	$9,603,790
Astronics Corp.	1,050,865	190,529	51,140	1,190,254	36,421,772	-*	(1,017,854)
AZZ, Inc.	454,900	949,735	-	1,404,635	76,201,449	539,570	-
Bank of Hawaii Corp.	2,218,312	44,700	39,125	2,223,887	172,862,737	3,306,902	573,554
Calavo Growers, Inc.	613,702	580,900	39,725	1,154,877	78,185,173	536,312	294,206
Computer Modelling Group Ltd.	4,651,700	-	216,995	4,434,705	33,637,237	1,032,525	15,894
CVB Financial Corp.	5,731,072	437,300	106,655	6,061,717	123,052,855	2,172,030	425,427
Exponent, Inc.	1,968,670	-	147,050	1,821,620	108,022,066	732,029	6,054,602
Gray Television, Inc.	4,097,350	513,115	216,200	4,394,265	52,950,893	-*	(1,504,097)
Hibbett Sports, Inc.(b)	1,132,969	-	1,132,969	-	-	-*	27,301,824
LCI Industries(c)	1,094,569	217,670	54,315	1,257,924	111,955,236	1,792,009	1,802,564
LegacyTexas Financial Group, Inc.	1,878,818	762,500	45,680	2,595,638	91,418,370	1,080,796	374,552
Lindsay Corp.	668,350	-	46,145	622,205	53,123,863	552,505	(255,600)
MGP Ingredients, Inc.	-	872,390	-	872,390	44,675,092	61,315	-
Monotype Imaging Holdings, Inc.	3,058,306	-	211,490	2,846,816	55,655,253	980,265	(1,801,880)
Nexstar Media Group, Inc. Class A(d)	2,019,021	524,625	59,200	2,484,446	142,110,311	1,942,426	520,247
Pason Systems, Inc.	3,679,657	1,208,740	31,145	4,857,252	69,859,427	1,526,353	(119,699)
Pool Corp. (b)	2,053,498	140,300	145,830	2,047,968	243,974,428	2,022,868	9,751,957
Power Integrations, Inc.	2,073,300	-	2,500	2,070,800	138,640,060	849,028	10,490
RBC Bearings, Inc.	1,347,240	201,200	31,095	1,517,345	153,737,395	-*	657,028
Rogers Corp.	1,149,551	-	79,535	1,070,016	113,646,399	-*	(251,264)

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund
(Unaudited) (cont’d)

Sensient Technologies Corp.	2,824,245	-	277,020	2,547,225	204,516,695	2,377,935	10,939,686
Tennant Co.	963,802	-	66,880	896,922	62,784,540	575,810	273,771
U.S. Physical Therapy, Inc.	791,800	70,500	33,580	828,720	52,416,540	314,456	510,318
Total					$2,247,520,007	$22,699,897	$64,159,516

(a)	Affiliated issuers, as defined in the Investment Company Act of 1940, as amended.

(b)	At May 31, 2017, the issuers of these securities were no longer affiliated with the Fund.

(c)	Effective January 3, 2017, this security underwent a name change from Drew Industries, Inc.

(d)	Effective January 17, 2017, this security underwent a name change from Nexstar Broadcasting Group, Inc. Class A.

*	Security did not produce income during the last twelve months.

See Notes to Schedule of Investments

Schedule of Investments Global Equity Fund
(Unaudited) May 31, 2017

Number of Shares		Value† (000's)
Common Stocks 94.4%
Australia 1.2%
Insurance Australia Group Ltd.	11,830	$56
Canada 4.8%
Alimentation Couche-Tard, Inc. Class B	1,480	69
Home Capital Group, Inc.	400	3
Kinaxis, Inc. *	710	47
Suncor Energy, Inc.	1,249	39
Waste Connections, Inc.	675	64
	222
China 2.8%
Alibaba Group Holding Ltd. ADR *	605	74
Baidu, Inc. ADR *	300	56
	130
France 4.8%
Air Liquide SA	291	36
BNP Paribas SA	310	22
Sodexo SA	535	73
Valeo SA	810	56
Virbac SA *	220	36
	223
Germany 3.5%
Continental AG	245	54
Henkel AG & Co. KGaA, Preference Shares	474	67
SAP SE ADR	370	40
	161
Hong Kong 2.1%
AIA Group Ltd.	5,050	36
Haier Electronics Group Co. Ltd.	14,350	36
Techtronic Industries Co. Ltd.	5,500	26
	98
Israel 2.7%
Bezeq Israeli Telecommunication Corp. Ltd.	25,605	45
Check Point Software Technologies Ltd. *	690	77
	122
Japan 2.7%
Daikin Industries Ltd.	450	44
Kao Corp.	600	38
Toyota Motor Corp.	750	40
	122
Netherlands 4.2%
AerCap Holdings NV *	1,270	56
ASML Holding NV	795	105
Number of Shares		Value† (000's)
Intertrust NV (a)	1,635	$34
	195
Norway 0.5%
Skandiabanken ASA (a)	2,550	24
Spain 0.7%
Banco Bilbao Vizcaya Argentaria SA	3,654	29
Switzerland 7.4%
Cie Financiere Richemont SA	608	51
Givaudan SA	31	63
Julius Baer Group Ltd. *	1,235	64
Roche Holding AG	226	62
SGS SA	24	57
Sonova Holding AG	270	45
	342
United Kingdom 10.2%
Aon PLC	550	72
Howden Joinery Group PLC	9,155	53
Prudential PLC	2,164	48
RELX PLC	1,845	40
Spectris PLC	1,584	53
St. James's Place PLC	3,584	54
Travis Perkins PLC	2,325	49
Virgin Money Holdings UK PLC	11,119	43
Worldpay Group PLC (a)	14,705	59
	471
United States 46.8%
Activision Blizzard, Inc.	935	55
Alphabet, Inc. Class A *	45	44
Alphabet, Inc. Class C *	45	43
Amazon.com, Inc. *	98	97
Apple, Inc.	718	110
Biogen, Inc. *	104	26
BlackRock, Inc.	145	59
Blue Buffalo Pet Products, Inc. *	2,565	60
Cabot Oil & Gas Corp.	1,720	38
Cardinal Health, Inc.	895	66
CDW Corp.	1,055	64
Centene Corp. *	580	42
Core Laboratories NV	200	20
CVS Health Corp.	685	53
Delphi Automotive PLC	400	35
EOG Resources, Inc.	498	45
Estee Lauder Cos., Inc. Class A	508	48
Fidelity National Information Services, Inc.	780	67
First Republic Bank	580	53
Gilead Sciences, Inc.	395	26
Graco, Inc.	690	76
Halliburton Co.	370	17
Henry Schein, Inc. *	330	61
	Number of Shares	Value† (000's)
Intercontinental Exchange, Inc.	1,055	$64
JPMorgan Chase & Co.	740	61
Medtronic PLC	652	55
Milacron Holdings Corp. *	2,405	42
Monsanto Co.	370	43
Nielsen Holdings PLC	1,270	49
Pioneer Natural Resources Co.	260	43
Range Resources Corp.	820	19
RPM International, Inc.	985	53
Samsonite International SA	9,350	38
Schlumberger Ltd.	479	33
Sealed Air Corp.	1,300	58
Sensata Technologies Holding NV *	1,610	65
Service Corp. International	1,005	32
TE Connectivity Ltd.	495	39
T-Mobile US, Inc. *	1,025	69
VF Corp.	795	43
Visa, Inc. Class A	630	60
Wabtec Corp.	500	41
Western Digital Corp.	550	50
	2,162
Total Common Stocks (Cost $3,625)	4,357
Short-Term Investment 6.0%
Investment Company 6.0%
State Street Institutional Treasury Money Market Fund Premier Class, 0.69% (b) (Cost $277)	276,544	277
Total Investments## 100.4% (Cost $3,902)	4,634
Other Assets Less Liabilities (0.4)%	(17)
Net Assets 100.0%	$4,617

*	Non-income producing security.

See Notes to Schedule of Investments

Schedule of Investments Global Equity Fund
(Unaudited) (cont’d)

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At May 31, 2017, these securities amounted to approximately $117,000 or 2.5% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(b)	Represents 7-day effective yield as of May 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Global Equity Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)
Israel	$77	$45	$—	$122
Other Common Stocks(a)	4,235	—	—	4,235
Total Common Stocks	4,312	45	—	4,357
Short-Term Investment	—	277	—	277
Total Investments	$4,312	$322	$—	$4,634

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

As of the period ended May 31, 2017, certain securities were transferred from one level (as of August 31, 2016) to another. Based on beginning of period market values as of September 1, 2016, approximately $54,000 was transferred from Level 1 to Level 2. These securities were categorized as Level 2 as of May 31, 2017, due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

See Notes to Schedule of Investments

Schedule of Investments Global Equity Fund
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Insurance	$266	5.8%
Banks	233	5.0%
Software	219	4.7%
Internet Software & Services	217	4.7%
Chemicals	195	4.2%
Capital Markets	187	4.0%
IT Services	186	4.0%
Oil, Gas & Consumable Fuels	184	4.0%
Professional Services	180	3.9%
Health Care Providers & Services	169	3.7%
Technology Hardware, Storage & Peripherals	160	3.5%
Machinery	159	3.4%
Trading Companies & Distributors	158	3.4%
Electronic Equipment, Instruments & Components	156	3.4%
Auto Components	145	3.1%
Textiles, Apparel & Luxury Goods	132	2.9%
Food & Staples Retailing	122	2.6%
Semiconductors & Semiconductor Equipment	105	2.3%
Health Care Equipment & Supplies	100	2.2%
Pharmaceuticals	98	2.1%
Internet & Catalog Retail	97	2.1%
Personal Products	86	1.9%
Hotels, Restaurants & Leisure	73	1.6%
Energy Equipment & Services	70	1.5%
Wireless Telecommunication Services	69	1.5%
Household Products	67	1.4%
Electrical Equipment	65	1.4%
Commercial Services & Supplies	64	1.4%
Household Durables	62	1.3%
Food Products	60	1.3%
Containers & Packaging	58	1.3%
Biotechnology	52	1.1%
Diversified Telecommunication Services	45	1.0%
Building Products	44	1.0%
Automobiles	40	0.9%
Diversified Consumer Services	32	0.7%
Thrifts & Mortgage Finance	3	0.1%
Short-Term Investment and Other Assets-Net	259	5.6%
	$4,617	100.0%

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund
(Unaudited) May 31, 2017

Number of Shares		Value† (000's)
Common Stocks 98.3%
Australia 6.8%
Goodman Group	7,101	$45
Investa Office Fund	9,990	35
Mirvac Group	21,579	37
Scentre Group	18,687	59
	176
Canada 3.4%
Allied Properties Real Estate Investment Trust	845	24
Brookfield Asset Management, Inc. Class A	931	35
Canadian Apartment Properties REIT	1,184	30
Trisura Group Ltd. *	5	0(a)
	89
France 5.0%
ICADE	660	53
Unibail-Rodamco SE	296	76
Unibail-Rodamco SE	3	1
	130
Germany 3.9%
ADO Properties SA (b)	750	32
Deutsche Wohnen AG	1,768	70
	102
Hong Kong 7.7%
Cheung Kong Property Holdings Ltd.	7,000	53
Link REIT	5,500	43
Sun Hung Kai Properties Ltd.	7,053	104
	200
Japan 10.9%
Activia Properties, Inc.	5	23
Mitsubishi Estate Co. Ltd.	2,989	56
Mitsui Fudosan Co. Ltd.	2,922	69
Mitsui Fudosan Logistics Park, Inc.	6	18
Nippon Accommodations Fund, Inc.	12	53
Nippon Building Fund, Inc.	7	37
Sumitomo Realty & Development Co. Ltd.	949	29
	285
Singapore 2.1%
Ascendas Real Estate Investment Trust	13,750	26
CapitaLand Ltd.	10,787	28
	54
Spain 1.2%
Axiare Patrimonio SOCIMI SA	1,750	30
Number of Shares		Value† (000's)
Sweden 1.7%
Hufvudstaden AB, A Shares	2,563	$44
United Kingdom 3.6%
Safestore Holdings PLC	4,634	26
Segro PLC	6,133	40
Shaftesbury PLC	2,326	29
	95
United States 52.0%
American Homes 4 Rent Class A	1,383	31
American Tower Corp.	532	70
Apartment Investment & Management Co. Class A	905	39
Boston Properties, Inc.	385	47
Colony Starwood Homes	1,044	36
Corporate Office Properties Trust	913	31
CyrusOne, Inc.	788	44
DCT Industrial Trust, Inc.	424	22
Douglas Emmett, Inc.	657	25
EPR Properties	330	23
Equinix, Inc.	177	78
Equity Lifestyle Properties, Inc.	435	37
Equity Residential	861	56
Essex Property Trust, Inc.	192	49
Extra Space Storage, Inc.	245	19
Federal Realty Investment Trust	304	37
GGP, Inc.	1,769	39
HCP, Inc.	1,000	31
Healthcare Trust of America, Inc. Class A	774	24
Highwoods Properties, Inc.	658	33
Kimco Realty Corp.	2,134	38
Marriott International, Inc. Class A	620	67
Mid-America Apartment Communities, Inc.	400	41
National Retail Properties, Inc.	505	19
Prologis, Inc.	988	55
Public Storage	334	72
Simon Property Group, Inc.	619	96
SL Green Realty Corp.	320	32
Ventas, Inc.	476	32
Vornado Realty Trust	575	53
Welltower, Inc.	732	53
Weyerhaeuser Co.	768	25
	1,354
Total Common Stocks (Cost $2,475)	2,559
	Number of Shares	Value† (000's)
Short-Term Investment 3.7%
Investment Company 3.7%
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.72% (c) (Cost $97)	97,193	$97
Total Investments## 102.0% (Cost $2,572)		2,656
Other Assets Less Liabilities (2.0)%		(53)
Net Assets 100.0%		$2,603

*	Non-income producing security.
(a)	Less than one thousand.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At May 31, 2017, these securities amounted to approximately $32,000 or 1.2% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(c)	Represents 7-day effective yield as of May 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
United Kingdom	$66	$29	$—	$95
Other Common Stocks(a)	2,464	—	—	2,464
Total Common Stocks	2,530	29	—	2,559
Short-Term Investment	—	97	—	97
Total Investments	$2,530	$126	$—	$2,656

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Sector Summary.

As of the period ended May 31, 2017, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund
(Unaudited) (cont’d)

POSITIONS BY SECTOR

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Industrial & Office REITs	$585	22.5%
Real Estate Holding & Development	520	19.9%
Specialty REITs	450	17.3%
Retail REITs	437	16.8%
Residential REITs	409	15.7%
Diversified REITs	91	3.5%
Hotel & Lodging REITs	67	2.6%
Short-Term Investment and Other Assets-Net	44	1.7%
	$2,603	100.0%

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund
(Unaudited) May 31, 2017

	Number of Shares	Value† (000's)
Common Stocks 88.6%
Air Freight & Logistics 3.3%
ZTO Express Cayman, Inc. ADR *	221,841	$3,170
Automobiles 2.3%
Guangzhou Automobile Group Co. Ltd., H Shares	1,316,000	2,209
Banks 13.4%
Bank of China Ltd., H Shares	3,634,000	1,819
China Construction Bank Corp., H Shares	5,276,000	4,360
Industrial & Commercial Bank of China Ltd., H Shares	9,730,911	6,506
	12,685
Beverages 4.0%
Kweichow Moutai Co. Ltd. Class A	16,636	1,081
Wuliangye Yibin Co. Ltd. Class A	379,394	2,663
	3,744
Commercial Services & Supplies 2.7%
China Everbright International Ltd.	2,009,000	2,565
Construction Materials 1.4%
Anhui Conch Cement Co. Ltd. Class A	427,400	1,336
Diversified Consumer Services 1.0%
New Oriental Education & Technology Group, Inc. ADR *	12,866	922
Electronic Equipment, Instruments & Components 2.8%
GoerTek, Inc. Class A	1,082,856	2,699
Gas Utilities 0.3%
ENN Energy Holdings Ltd.	62,000	326
Health Care Providers & Services 0.0% (a)
Huadong Medicine Co. Ltd. Class A	4,000	27
Household Durables 6.1%
Gree Electric Appliances, Inc. of Zhuhai Class A	1,024,713	5,120
Midea Group Co. Ltd. Class A	128,300	679
	5,799
Independent Power and Renewable Electricity Producers 0.3%
China Everbright Greentech Ltd. *(b)	376,469	270
Insurance 11.3%
China Taiping Insurance Holdings Co. Ltd. *	734,000	1,955
Number of Shares		Value† (000's)
New China Life Insurance Co. Ltd., H Shares	354,000	$1,910
PICC Property & Casualty Co. Ltd., H Shares	1,428,000	2,382
Ping An Insurance Group Co. of China Ltd., H Shares	694,500	4,452
	10,699
Internet Software & Services 23.7%
Alibaba Group Holding Ltd. ADR *	67,484	8,264
Baidu, Inc. ADR *	3,316	617
Baozun, Inc. ADR *	44,099	906
NetEase, Inc. ADR	6,068	1,728
SINA Corp. *	21,213	2,078
Tencent Holdings Ltd.	258,800	8,888
	22,481
Pharmaceuticals 3.8%
China Medical System Holdings Ltd.	400,000	709
CSPC Pharmaceutical Group Ltd.	1,920,000	2,873
	3,582
Real Estate Management & Development 2.4%
CIFI Holdings Group Co. Ltd.	2,942,000	1,151
Longfor Properties Co. Ltd.	534,500	1,088
	2,239
Transportation Infrastructure 4.1%
Guangzhou Baiyun International Airport Co. Ltd. Class A	568,043	1,375
Shanghai International Airport Co. Ltd. Class A	456,578	2,529
	3,904
Water Utilities 2.9%
Beijing Enterprises Water Group Ltd.	3,382,000	2,708
Wireless Telecommunication Services 2.8%
China Mobile Ltd.	235,500	2,613
Total Common Stocks (Cost $70,267)	83,978
Participatory Notes 6.9%
Beverages 1.2%
Kweichow Moutai Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 8/17/18 (b)	9,700	630
Number of Shares		Value† (000's)
Kweichow Moutai Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 11/9/17 (b)	7,600	$493
	1,123
Construction Materials 1.0%
Anhui Conch Cement Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 10/24/18 (b)	287,700	900
Health Care Providers & Services 0.9%
Huadong Medicine Co. Ltd., Class A (issuer UBS AG), Expiration Date 1/10/18 (b)	38,604	258
Huadong Medicine Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 6/19/23 (b)	87,882	586
	844
Household Durables 3.8%
Midea Group Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 11/20/17 (b)	15,300	81
Midea Group Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 9/23/23 (b)	10,400	55
Midea Group Co. Ltd., Class A (issuer BNP Paribas Arbitrage), Expiration Date 12/20/17 (b)	385,385	2,041
Midea Group Co. Ltd., Class A (issuer UBS AG), Expiration Date 1/10/18 (b)	277,170	1,468
	3,645
Total Participatory Notes (Cost $4,824)	6,512
Short-Term Investment 0.4%
Investment Company 0.4%
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.72% (c) (Cost $411)	411,365	411

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund
(Unaudited) (cont’d)

Value† (000's)
Total Investments## 95.9% (Cost $75,502)	$90,901
Other Assets Less Liabilities 4.1%	3,901
Net Assets 100.0%	$94,802

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At May 31, 2017, these securities amounted to approximately $6,782,000 or 7.2% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(c)	Represents 7-day effective yield as of May 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$83,978	$—	$—	$83,978
Participatory Notes(a)	6,512	—	—	6,512
Short-Term Investment	—	411	—	411
Total Investments	$90,490	$411	$—	$90,901

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended May 31, 2017, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund
(Unaudited) May 31, 2017

	Number of Shares	Value† (000's)
Common Stocks 97.8%
Aerospace & Defense 4.5%
General Dynamics Corp.	155,255	$31,556
Raytheon Co.	129,000	21,157
	52,713
Airlines 2.0%
Delta Air Lines, Inc. (a)	480,000	23,582
Banks 4.5%
JPMorgan Chase & Co.	327,115	26,873
U.S. Bancorp	507,685	25,836
	52,709
Beverages 1.8%
PepsiCo, Inc.	180,000	21,037
Biotechnology 2.9%
Celgene Corp. *	171,170	19,584
Gilead Sciences, Inc.	228,255	14,811
	34,395
Capital Markets 5.4%
BlackRock, Inc.	38,500	15,756
Brookfield Asset Management, Inc. Class A	745,765	28,242
CME Group, Inc.	174,180	20,429
	64,427
Chemicals 2.8%
Ashland Global Holdings, Inc.	218,625	14,547
PPG Industries, Inc.	45,000	4,786
Valvoline, Inc.	600,200	13,427
	32,760
Diversified Telecommunication Services 1.1%
Electric Utilities 2.9%
Brookfield Infrastructure Partners LP	862,370	34,926
Electronic Equipment, Instruments & Components 2.3%
CDW Corp.	452,000	27,201
Energy Equipment & Services 1.3%
Schlumberger Ltd.	220,000	15,310
Equity Real Estate Investment Trusts 1.8%
SBA Communications Corp. *	91,085	12,586
Weyerhaeuser Co. (a)	265,515	8,752
	21,338
Food & Staples Retailing 7.4%
Costco Wholesale Corp.	109,080	19,681
CVS Health Corp.	278,000	21,359
Number of Shares		Value† (000's)
Kroger Co.	280,000	$8,338
Whole Foods Market, Inc. (a)	1,095,000	38,314
	87,692
Food Products 1.7%
Conagra Brands, Inc. (a)	535,000	20,619
Health Care Equipment & Supplies 2.9%
Dentsply Sirona, Inc.	547,020	34,747
Health Care Providers & Services 4.7%
DaVita, Inc. *	473,470	31,372
UnitedHealth Group, Inc.	138,170	24,205
	55,577
Hotels, Restaurants & Leisure 2.9%
McDonald's Corp.	134,000	20,219
Starbucks Corp. (a)	217,000	13,804
	34,023
Industrial Conglomerates 1.5%
3M Co.	87,215	17,833
Insurance 0.0% (b)
Trisura Group Ltd. *	4,387	67
Internet & Catalog Retail 6.8%
Amazon.com, Inc. *	27,800	27,650
Expedia, Inc.	233,250	33,537
Priceline Group, Inc. *	6,225	11,685
TripAdvisor, Inc. *	192,520	7,414
	80,286
Internet Software & Services 7.7%
Alphabet, Inc. Class A *	46,900	46,295
eBay, Inc. *	831,530	28,521
Facebook, Inc. Class A *	105,000	15,903
	90,719
IT Services 2.4%
Visa, Inc. Class A	297,010	28,284
Machinery 1.7%
Allison Transmission Holdings, Inc.	519,229	20,105
Multi-Utilities 1.3%
WEC Energy Group, Inc.	250,005	15,690
Oil, Gas & Consumable Fuels 4.1%
Cabot Oil & Gas Corp.	729,435	16,186
Enbridge, Inc.	834,700	32,144
	48,330
Pharmaceuticals 0.6%
Bristol-Myers Squibb Co.	131,465	7,093
Professional Services 3.2%
IHS Markit Ltd. *	708,315	32,476
	Number of Shares	Value† (000's)
Verisk Analytics, Inc. *	72,000	$5,824
	38,300
Road & Rail 2.0%
CSX Corp.	147,455	7,987
Norfolk Southern Corp.	128,000	15,876
	23,863
Software 4.8%
Microsoft Corp.	540,000	37,714
salesforce.com, inc. *	217,565	19,502
	57,216
Specialty Retail 5.2%
Home Depot, Inc.	190,000	29,167
TJX Cos., Inc.	195,000	14,666
Tractor Supply Co. (a)	323,000	17,813
	61,646
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	237,500	36,281
Textiles, Apparel & Luxury Goods 1.6%
PVH Corp. (a)	179,000	18,965
Total Common Stocks (Cost $961,823)	1,157,734
Preferred Stock 0.7%
Health Care 0.7%
Moderna Therapeutics Ser. F (c)(d) (Cost $8,700)	990,888	8,700
Short-Term Investment 1.4%
Investment Company 1.4%
State Street Institutional Treasury Money Market Fund Premier Class, 0.69% (e)(f) (Cost $16,253)	16,253,472	16,253
Total Investments## 99.9% (Cost $986,776)	1,182,687
Other Assets Less Liabilities(g) 0.1%	694
Net Assets 100.0%	$1,183,381

*	Non-income producing security.
(a)	All or a portion of the security is pledged as collateral for options written.
(b)	Represents less than 0.05% of net assets.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund
(Unaudited) (cont’d)

(c)	This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale.

At May 31, 2017, this security amounted to approximately $8,700,000, which represents 0.7% of net assets of the Fund.

(000’s omitted) Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 5/31/2017	Fair Value Percentage of Net Assets as of 5/31/2017
Moderna Therapeutics (Series F Preferred Shares)	8/10/2016	$8,700	0.7%	$8,700	0.7%

(d)
Security fair valued as of May 31, 2017 in accordance with procedures approved by the Board of Trustees (the “Board”). Total value of all such securities at May 31, 2017, amounted to approximately $8,700,000, which represents 0.7% of net assets of the Fund.

(e)	All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $16,253,000.
(f)	Represents 7-day effective yield as of May 31, 2017.
(g)	Includes the impact of the Fund's open positions in derivatives at May 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund
(Unaudited) (cont’d)

Derivative Instruments

Written option contracts ("options written")

At May 31, 2017, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Cabot Oil & Gas Corp., Put	1,135	$20	10/20/2017	$(130,525)
CSX Corp., Call	316	55	7/21/2017	(56,090)
Expedia, Inc., Put	340	115	10/20/2017	(42,500)
PVH Corp., Call	454	120	9/15/2017	(76,045)
SBA Communications Corp., Put	300	90	6/16/2017	(0)(a)(b)
Tripadvisor, Inc., Put	975	40	9/15/2017	(380,250)
Whole Foods Market, Inc., Put	625	31	11/17/2017	(65,938)
Total (premium received: $789,357)				$(751,348)

(a) Amount less than one dollar.
(b) Security fair valued as of May 31, 2017 in accordance with procedures approved by the Board.

At May 31, 2017, the Fund had securities pledged in the amount of $57,107,113 to cover collateral requirements for options written.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$1,157,734	$—	$—	$1,157,734
Preferred Stocks(a)	—	—	8,700	8,700
Short-Term Investment	—	16,253	—	16,253
Total Investments	$1,157,734	$16,253	$8,700	$1,182,687

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2016	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2017
Investments in Securities: (000’s omitted)
Preferred Stock Health Care	$8,700	$—	$—	$—	$—	$—	$—	$—	$8,700	$—
Total	$8,700	$—	$—	$—	$—	$—	$—	$—	$8,700	$—

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund
(Unaudited) (cont’d)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of May 31, 2017.

Asset class	Fair value at 5/31/2017	Valuation techniques	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation From decrease in input (a)
Preferred Stock	$8,699,997	Market Transaction Method	Transaction Price	$8.78	$8.78	Decrease

(a)
Represents the expected directional change in the fair value of the Level 3 investments that would result from a decrease in the corresponding input. An increase to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

As of the period ended May 31, 2017, no securities were transferred from one level (as of August 31, 2016) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of May 31, 2017:
Other Financial Instruments (000’s omitted)	Level 1	Level 2	Level 3(a)	Total
Options written

Liabilities	$(751)	$—	$(0)(b)	$(751)
Total	$(751)	$—	$(0)(b)	$(751)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:
	Beginning balance, as of 9/1/2016	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2017
Other Financial Instruments: (000’s omitted)
Options Written(c)	$(0)(b)	$—	$43	$64	$0(b)	$(107)	$—	$—	$(0)(b)	$108
Total	$(0) (b)	$—	$43	$64	$0(b)	$(107)	$—	$—	$(0)(b)	$108

(b) Amount less than one thousand.
(c) As of the period ended May 31, 2017, these investments were valued based on using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund
(Unaudited) May 31, 2017

Number of Shares		Value† (000's)
Common Stocks 94.6%

Australia 2.0%
Insurance Australia Group Ltd.	5,315,276	$25,119
Reliance Worldwide Corp. Ltd.	3,800,000	9,318
	34,437
Austria 1.2%
Andritz AG	346,985	20,818

Belgium 0.9%
Ontex Group NV	433,900	15,673

Canada 5.2%
Alimentation Couche-Tard, Inc. Class B	396,600	18,344
ATS Automation Tooling Systems, Inc. *	1,090,100	10,434
Home Capital Group, Inc.	208,600	1,411
Kinaxis, Inc. *	201,900	13,452
MacDonald, Dettwiler & Associates Ltd.	160,533	7,451
Peyto Exploration & Development Corp.	518,800	9,406
Raging River Exploration, Inc. *	1,181,500	6,962
Suncor Energy, Inc.	647,770	20,274
	87,734
China 2.8%
Alibaba Group Holding Ltd. ADR *	219,600	26,892
Baidu, Inc. ADR *	107,600	20,025
	46,917
Denmark 1.7%
Nets A/S *(a)	759,992	15,242
Sydbank A/S	364,551	13,076
	28,318
Finland 0.5%
Huhtamaki OYJ	219,300	8,519

France 10.9%
Air Liquide SA	142,665	17,389
Arkema SA	202,661	21,177
BNP Paribas SA	115,224	8,131
Elior Group (a)	430,835	12,206
Pernod-Ricard SA	169,530	23,024
Sodexo SA	143,185	19,535
SPIE SA	784,442	21,867
TOTAL SA	432,400	22,961
Valeo SA	362,920	25,264
Virbac SA *	81,318	13,360
	184,914
Germany 8.2%
Brenntag AG	271,425	15,703
Continental AG	75,745	16,847
CTS Eventim AG & Co. KGaA	260,155	11,341
Number of Shares		Value† (000's)
Deutsche Boerse AG	124,524	$12,936
GEA Group AG	230,600	9,475
Gerresheimer AG	193,573	16,578
Henkel AG & Co. KGaA, Preference Shares	157,605	22,122
SAP SE ADR	313,700	33,742
	138,744
Hong Kong 1.6%
HKBN Ltd.	16,754,200	17,867
Techtronic Industries Co. Ltd.	1,871,800	8,851
	26,718
Ireland 0.9%
Greencore Group PLC	5,072,342	15,783

Israel 2.6%
Bezeq Israeli Telecommunication Corp. Ltd.	8,264,514	14,388
Check Point Software Technologies Ltd. *	269,600	30,209
	44,597
Italy 1.0%
Azimut Holding SpA	805,270	16,328

Japan 10.8%
Daikin Industries Ltd.	195,200	19,132
Kansai Paint Co. Ltd.	907,900	19,634
Kao Corp.	215,500	13,588
Keyence Corp.	83,100	37,750
Kose Corp.	81,800	8,826
Nabtesco Corp.	339,550	9,964
Santen Pharmaceutical Co. Ltd.	974,500	13,419
Shionogi & Co. Ltd.	326,700	17,460
SMC Corp.	67,700	21,401
Toyota Motor Corp.	405,800	21,735
	182,909
Netherlands 5.3%
AerCap Holdings NV *	438,700	19,312
ASML Holding NV	281,356	37,137
Heineken NV	92,940	9,153
Intertrust NV (a)	407,000	8,458
Koninklijke Ahold Delhaize NV	735,949	16,229
	90,289
Norway 1.4%
Skandiabanken ASA (a)	1,709,485	16,236
Statoil ASA	389,548	6,773
	23,009
Spain 1.4%
Banco Bilbao Vizcaya Argentaria SA	1,125,746	9,171
Euskaltel SA (a)	1,369,924	15,081
	24,252
Number of Shares		Value† (000's)
Sweden 0.9%
Nordea Bank AB	1,191,050	$15,293

Switzerland 13.1%
Bucher Industries AG	57,115	18,590
Cie Financiere Richemont SA	166,360	13,878
Givaudan SA	12,355	25,347
Julius Baer Group Ltd. *	436,245	22,588
Novartis AG	181,045	14,823
Partners Group Holding AG	38,430	23,549
Roche Holding AG	81,349	22,325
SGS SA	8,830	21,014
Sonova Holding AG	89,635	14,844
Tecan Group AG	158,018	29,873
UBS Group AG *	968,125	15,393
		222,224
United Kingdom 18.3%
Aon PLC	196,400	25,711
Barclays PLC	6,033,748	16,326
Biffa PLC *(a)	2,981,795	7,434
Bunzl PLC	729,614	22,862
Clinigen Group PLC	1,890,029	21,673
Compass Group PLC	853,214	18,359
DCC PLC	175,128	16,641
Howden Joinery Group PLC	1,296,675	7,568
Lloyds Banking Group PLC	26,591,989	24,186
Prudential PLC	1,084,207	24,251
RELX PLC	1,149,971	24,640
RPS Group PLC	2,984,130	10,612
Spectris PLC	573,664	19,314
St. James's Place PLC	1,264,623	19,113
Travis Perkins PLC	800,948	16,863
Unilever NV	241,950	13,780
Worldpay Group PLC (a)	5,171,078	20,694
		310,027
United States 3.9%
Core Laboratories NV	64,004	6,544
Nielsen Holdings PLC	415,002	15,969
Samsonite International SA	4,881,400	19,607
Sensata Technologies Holding NV *	375,500	15,181
TE Connectivity Ltd.	116,000	9,147
		66,448
Total Common Stocks (Cost $1,358,178)		1,603,951

Short-Term Investment 5.2%

Investment Company 5.2%
State Street Institutional Treasury Money Market Fund Premier Class, 0.69% (b) (Cost $88,164)	88,164,393	88,164

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund
(Unaudited) (cont’d)

Value† (000's)
Total Investments## 99.8% (Cost $1,446,342)	$1,692,115
Other Assets Less Liabilities 0.2%	3,088

Net Assets 100.0%	$1,695,203

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the 1933 Act, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At May 31, 2017, these securities amounted to approximately $95,351,000 or 5.6% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(b)	Represents 7-day effective yield as of May 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Israel	$30,209	$14,388	$—	$44,597
Other Common Stocks(a)	1,559,354	—	—	1,559,354
Total Common Stocks	1,589,563	14,388	—	1,603,951
Short-Term Investment	—	88,164	—	88,164
Total Investments	$1,589,563	$102,552	$—	$1,692,115

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

As of the period ended May 31, 2017, certain securities were transferred from one level (as of August 31, 2016) to another. Based on beginning of period market values as of September 1, 2016, approximately $16,828,000 was transferred from Level 1 to Level 2. These securities were categorized as Level 2 as of May 31, 2017, due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Banks	$102,419	6.0%
Insurance	94,194	5.6%
Capital Markets	90,794	5.4%
Machinery	90,682	5.3%
Chemicals	83,547	4.9%
Trading Companies & Distributors	82,308	4.9%
Pharmaceuticals	81,387	4.8%
Software	77,403	4.6%
Professional Services	70,081	4.1%
Life Sciences Tools & Services	68,124	4.0%
Oil, Gas & Consumable Fuels	66,376	3.9%
Electronic Equipment, Instruments & Components	66,211	3.9%
Personal Products	51,867	3.1%
Hotels, Restaurants & Leisure	50,100	2.9%
Diversified Telecommunication Services	47,336	2.8%
Internet Software & Services	46,917	2.8%
Auto Components	42,111	2.5%
Commercial Services & Supplies	39,913	2.3%
Semiconductors & Semiconductor Equipment	37,137	2.2%
IT Services	35,936	2.1%
Food & Staples Retailing	34,573	2.0%
Textiles, Apparel & Luxury Goods	33,485	2.0%
Beverages	32,177	1.9%
Building Products	28,450	1.7%
Household Products	22,122	1.3%
Automobiles	21,735	1.3%
Industrial Conglomerates	16,641	1.0%
Food Products	15,783	0.9%
Electrical Equipment	15,181	0.9%
Health Care Equipment & Supplies	14,844	0.9%
Media	11,341	0.7%
Household Durables	8,851	0.5%
Containers & Packaging	8,519	0.5%
Aerospace & Defense	7,451	0.4%
Energy Equipment & Services	6,544	0.4%
Thrifts & Mortgage Finance	1,411	0.1%
Short-Term Investment and Other Assets-Net	91,252	5.4%
	$1,695,203	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Select Fund
(Unaudited) May 31, 2017

Number of Shares		Value† (000's)
Common Stocks 95.8%

Australia 1.9%
Brambles Ltd.	120,756	$931
Insurance Australia Group Ltd.	816,878	3,860
	4,791
Austria 1.3%
Andritz AG	52,780	3,167

Canada 3.3%
Alimentation Couche-Tard, Inc. Class B	72,600	3,358
Home Capital Group, Inc.	36,400	246
Peyto Exploration & Development Corp.	79,200	1,436
Suncor Energy, Inc.	98,915	3,096
	8,136
China 3.4%
Alibaba Group Holding Ltd. ADR *	43,300	5,302
Baidu, Inc. ADR *	17,800	3,313
	8,615
Denmark 1.2%
Nets A/S *(a)	148,810	2,984

France 12.1%
Air Liquide SA	21,736	2,649
Arkema SA	30,930	3,232
BNP Paribas SA	17,385	1,227
Elior Group (a)	81,690	2,315
Pernod-Ricard SA	25,920	3,520
Schneider Electric SE *	39,094	3,011
Sodexo SA	21,760	2,969
SPIE SA	117,520	3,276
TOTAL SA	66,031	3,506
Valeo SA	66,670	4,641
	30,346
Germany 8.6%
Brenntag AG	41,195	2,383
Continental AG	14,100	3,136
CTS Eventim AG & Co. KGaA	39,505	1,722
Deutsche Boerse AG	27,542	2,861
GEA Group AG	35,295	1,450
Henkel AG & Co. KGaA, Preference Shares	29,165	4,094
SAP SE ADR	54,785	5,893
	21,539
Hong Kong 1.6%
AIA Group Ltd.	271,000	1,921
Techtronic Industries Co. Ltd.	428,600	2,027
	3,948
Number of Shares		Value† (000's)
Israel 3.2%
Bezeq Israeli Telecommunication Corp. Ltd.	1,509,030	$2,627
Check Point Software Technologies Ltd. *	47,900	5,367
	7,994
Italy 1.0%
Azimut Holding SpA	123,140	2,497

Japan 13.0%
Daikin Industries Ltd.	29,800	2,921
Kansai Paint Co. Ltd.	173,000	3,741
Kao Corp.	43,500	2,743
Keyence Corp.	13,400	6,087
Kose Corp.	18,300	1,975
Nabtesco Corp.	51,800	1,520
Santen Pharmaceutical Co. Ltd.	200,800	2,765
Shionogi & Co. Ltd.	58,000	3,100
SMC Corp.	12,500	3,951
Toyota Motor Corp.	71,000	3,803
	32,606
Netherlands 6.0%
AerCap Holdings NV *	80,400	3,539
ASML Holding NV	48,365	6,384
Heineken NV	21,050	2,073
Koninklijke Ahold Delhaize NV	137,937	3,042
	15,038
Norway 0.4%
Statoil ASA	59,415	1,033

Spain 0.6%
Banco Bilbao Vizcaya Argentaria SA	192,790	1,571

Sweden 1.5%
Nordea Bank AB	301,580	3,872

Switzerland 13.0%
Cie Financiere Richemont SA	25,525	2,129
Givaudan SA	2,206	4,526
Julius Baer Group Ltd. *	53,360	2,763
Novartis AG	46,851	3,836
Partners Group Holding AG	5,805	3,557
Roche Holding AG	19,441	5,335
SGS SA	1,972	4,693
Sonova Holding AG	17,635	2,920
UBS Group AG *	177,155	2,817
	32,576
United Kingdom 18.4%
Aon PLC	39,000	5,105
Barclays PLC	1,098,641	2,973
Bunzl PLC	130,489	4,089
Compass Group PLC	129,415	2,785
DCC PLC	22,465	2,135
Number of Shares	Value† (000's)
Howden Joinery Group PLC	496,650	$2,899
Lloyds Banking Group PLC	4,613,954	4,196
Prudential PLC	116,015	2,595
RELX PLC	211,533	4,532
Spectris PLC	87,252	2,938
St. James's Place PLC	195,621	2,957
Travis Perkins PLC	137,005	2,884
Unilever NV	48,785	2,778
Worldpay Group PLC (a)	782,540	3,132
		45,998
United States 5.3%
Core Laboratories NV	9,700	992
Delphi Automotive PLC	21,400	1,883
Nielsen Holdings PLC	65,300	2,513
Samsonite International SA	744,400	2,990
Sensata Technologies Holding NV *	71,000	2,870
TE Connectivity Ltd.	26,500	2,089
		13,337

Total Common Stocks (Cost $194,911)		240,048

Short-Term Investment 4.1%

Investment Company 4.1%
State Street Institutional Treasury Money Market Fund Premier Class, 0.69% (b) (Cost $10,230)	10,229,621	10,230

Total Investments## 99.9% (Cost $205,141)		250,278
Other Assets Less Liabilities 0.1%		231

Net Assets 100.0%		$250,509

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At May 31, 2017, these securities amounted to approximately $8,431,000 or 3.4% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(b)	Represents 7-day effective yield as of May 31, 2017.
See Notes to Schedule of Investments

Schedule of Investments International Select Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2017:

Asset Valuation Inputs

(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Israel	$5,367	$2,627	$—	$7,994
Other Common Stocks(a)	232,054	—	—	232,054
Total Common Stocks	237,421	2,627	—	240,048
Short-Term Investment	—	10,230	—	10,230
Total Investments	$237,421	$12,857	$—	$250,278

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

As of the period ended May 31, 2017, certain securities were transferred from one level (as of August 31, 2016) to another. Based on beginning of period market values as of September 1, 2016, approximately $3,150,000 was transferred from Level 1 to Level 2. These securities were categorized as Level 2 as of May 31, 2017, due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

See Notes to Schedule of Investments

Schedule of Investments International Select Fund
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Insurance	$16,438	6.6%
Trading Companies & Distributors	15,794	6.3%
Pharmaceuticals	15,036	6.0%
Capital Markets	14,495	5.8%
Chemicals	14,148	5.6%
Banks	13,839	5.5%
Professional Services	11,738	4.7%
Software	11,260	4.5%
Electronic Equipment, Instruments & Components	11,114	4.4%
Machinery	10,088	4.0%
Auto Components	9,660	3.9%
Oil, Gas & Consumable Fuels	9,071	3.6%
Internet Software & Services	8,615	3.4%
Hotels, Restaurants & Leisure	8,069	3.2%
Personal Products	7,496	3.0%
Food & Staples Retailing	6,400	2.6%
Semiconductors & Semiconductor Equipment	6,384	2.6%
IT Services	6,116	2.4%
Electrical Equipment	5,881	2.3%
Beverages	5,593	2.2%
Textiles, Apparel & Luxury Goods	5,119	2.0%
Commercial Services & Supplies	4,207	1.7%
Household Products	4,094	1.6%
Automobiles	3,803	1.5%
Building Products	2,921	1.2%
Health Care Equipment & Supplies	2,920	1.2%
Diversified Telecommunication Services	2,627	1.1%
Industrial Conglomerates	2,135	0.9%
Household Durables	2,027	0.8%
Media	1,722	0.7%
Energy Equipment & Services	992	0.4%
Thrifts & Mortgage Finance	246	0.1%
Short-Term Investment and Other Assets-Net	10,461	4.2%
	$250,509	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund
(Unaudited) May 31, 2017

Number of Shares		Value† (000's)
Common Stocks 89.2%

Australia 3.4%
Monash IVF Group Ltd.	9,645	$13
nib holdings Ltd.	3,835	15
Reliance Worldwide Corp. Ltd.	5,980	15
Steadfast Group Ltd.	7,780	16
		59
Austria 0.8%
Schoeller-Bleckmann Oilfield Equipment AG *	210	14

Belgium 2.2%
Ion Beam Applications	365	22
Ontex Group NV	475	17
		39
Canada 4.7%
Advantage Oil & Gas Ltd. *	1,400	9
ATS Automation Tooling Systems, Inc. *	1,700	16
Colliers International Group, Inc.	400	22
Kinaxis, Inc. *	335	22
Raging River Exploration, Inc. *	2,050	12
		81
China 0.5%
Noah Holdings Ltd. ADR *	300	8

Denmark 2.6%
Schouw & Co. AB	230	25
Sydbank A/S	570	20
		45
Finland 1.0%
Kemira OYJ	1,315	17

France 5.1%
Axway Software SA	560	20
Criteo SA ADR *	365	19
Trigano SA	245	27
Virbac SA *	135	22
		88
Germany 5.7%
Jenoptik AG	1,010	28
SAF-Holland SA	1,145	20
Stabilus SA	310	25
Washtec AG	320	25
		98
Ireland 1.0%
Greencore Group PLC	5,840	18

Italy 1.1%
Azimut Holding SpA	915	19

Japan 19.2%
Aeon Delight Co. Ltd.	600	19
Amano Corp.	1,100	25
Number of Shares		Value† (000's)
Ariake Japan Co. Ltd.	400	$29
ASKUL Corp.	400	12
Azbil Corp.	600	22
Chugoku Marine Paints Ltd.	2,500	18
Daifuku Co. Ltd.	1,000	30
Daikyonishikawa Corp.	1,100	14
Ichigo, Inc.	4,100	12
Nihon Parkerizing Co. Ltd.	1,300	19
Okamoto Industries, Inc.	1,000	12
Prestige International, Inc.	2,400	25
Relo Group, Inc.	1,400	28
Sato Holdings Corp.	800	18
SHO-BOND Holdings Co. Ltd.	400	19
Shoei Co. Ltd.	600	15
Sun Frontier Fudousan Co. Ltd.	1,500	16
		333
Netherlands 3.7%
Corbion NV	680	21
Intertrust NV (a)	945	20
Refresco Group NV (a)	1,175	23
		64
Norway 2.4%
Borregaard ASA	2,015	24
Skandiabanken ASA (a)	1,965	18
		42
Singapore 1.0%
Haw Par Corp. Ltd.	2,100	17

Spain 2.5%
Applus Services SA	1,815	23
Euskaltel SA (a)	1,780	20
		43
Sweden 5.1%
Byggmax Group AB	2,450	16
Capio AB (a)	1,940	12
Cloetta AB	4,790	21
Indutrade AB	785	19
Thule Group AB (a)	1,085	20
		88
Switzerland 12.4%
Ascom Holding AG	1,015	20
Autoneum Holding AG	65	18
Belimo Holding AG	5	20
Bossard Holding AG Class A	130	26
Comet Holding AG *	155	19
Conzzeta AG	20	20
Interroll Holding AG	15	20
Komax Holding AG	75	21
Tecan Group AG	100	19
u-blox Holding AG *	85	18
VZ Holding AG	50	15
		216
Number of Shares		Value† (000's)
United Kingdom 14.8%
Biffa PLC *(a)	6,295	$16
Big Yellow Group PLC	1,625	16
Clarkson PLC	385	13
Clinigen Group Plc	1,870	21
CVS Group PLC	1,010	18
Dechra Pharmaceuticals PLC	830	21
Diploma PLC	1,525	22
Essentra PLC	2,775	21
Johnson Service Group PLC	13,475	22
Restore PLC	4,330	24
RPS Group PLC	7,175	26
Victoria PLC *	2,720	20
Volution Group PLC	6,755	17
		257
Total Common Stocks (Cost $1,289)		1,546

Exchange Traded Fund 4.5%

United States 4.5%
iShares MSCI EAFE Small-Cap ETF (Cost $70)	1,330	78

Short-Term Investment 7.6%

Investment Company 7.6%
State Street Institutional Treasury Money Market Fund Premier Class, 0.69% (b) (Cost $132)	132,301	132

Total Investments## 101.3% (Cost $1,491)		1,756

Other Assets Less Liabilities (1.3)%		(23)

Net Assets 100.0%		$1,733

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the 1933 Act, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At May 31, 2017, these securities amounted to approximately $129,000 or 7.4% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(b)	Represents 7-day effective yield as of May 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,546	$—	$—	$1,546
Exchange Traded Fund(a)	78	—	—	78
Short-Term Investment	—	132	—	132
Total Investments	$1,624	$132	$—	$1,756

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

As of the period ended May 31, 2017, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Machinery	$157	9.1%
Commercial Services & Supplies	150	8.6%
Chemicals	132	7.6%
Electronic Equipment, Instruments & Components	94	5.4%
Food Products	93	5.4%
Exchange Traded Fund	78	4.5%
Real Estate Management & Development	78	4.5%
Auto Components	67	3.9%
Trading Companies & Distributors	67	3.9%
Pharmaceuticals	60	3.5%
Building Products	52	3.0%
Leisure Products	47	2.7%
Professional Services	43	2.5%
Capital Markets	42	2.4%
Software	42	2.4%
Life Sciences Tools & Services	40	2.3%
Banks	38	2.2%
Insurance	31	1.8%
Health Care Providers & Services	30	1.7%
Beverages	23	1.3%
Health Care Equipment & Supplies	22	1.3%
Oil, Gas & Consumable Fuels	21	1.2%
Diversified Telecommunication Services	20	1.2%
Communications Equipment	20	1.2%
Household Durables	20	1.2%
Internet Software & Services	19	1.1%
Construction & Engineering	19	1.1%
Semiconductors & Semiconductor Equipment	18	1.0%
Personal Products	17	1.0%
Equity Real Estate Investment Trusts	16	0.9%
Specialty Retail	16	0.9%
Energy Equipment & Services	14	0.8%
Marine	13	0.7%
Biotechnology	13	0.7%
Internet & Catalog Retail	12	0.7%
Short-Term Investment and Other Assets-Net	109	6.3%
	$1,733	100.0%

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund
(Unaudited) May 31, 2017

Number of Shares		Value† (000's)
Common Stocks 95.5%
Aerospace & Defense 9.4%
Aerovironment, Inc. *	312,559	$9,702
KEYW Holding Corp. *	1,183,606	10,901
Mercury Systems, Inc. *	494,760	19,677
Spirit AeroSystems Holdings, Inc. Class A	177,190	9,655
Teledyne Technologies, Inc. *	63,952	8,410
Textron, Inc.	187,739	8,974
		67,319
Banks 5.9%
Alimco Financial Corp. *	83,370	97
BankUnited, Inc.	231,204	7,667
Comerica, Inc.	129,674	8,890
Huntington Bancshares, Inc.	784,830	9,842
TCF Financial Corp.	532,500	8,020
Texas Capital Bancshares, Inc. *	106,600	7,824
		42,340
Commercial Services & Supplies 2.7%
Clean Harbors, Inc. *	188,914	11,035
Covanta Holding Corp.	560,500	8,267
		19,302
Communications Equipment 7.5%
ARRIS International PLC *	624,269	17,504
Ciena Corp. *	503,883	11,831
Infinera Corp. *	1,289,900	12,538
Sonus Networks, Inc. *	759,000	5,123
Viavi Solutions, Inc. *	598,100	6,717
		53,713
Construction & Engineering 2.0%
KBR, Inc.	620,600	8,459
Valmont Industries, Inc.	39,700	5,812
		14,271
Containers & Packaging 4.4%
Avery Dennison Corp.	178,736	15,060
Crown Holdings, Inc. *	284,200	16,410
		31,470
Electronic Equipment, Instruments & Components 4.2%
II-VI, Inc. *	123,930	3,718
Itron, Inc. *	140,931	9,534
Maxwell Technologies, Inc. *	613,300	3,551
OSI Systems, Inc. *	108,900	8,624
VeriFone Systems, Inc. *	257,790	4,715
		30,142
Energy Equipment & Services 0.7%
ION Geophysical Corp. *	49,731	221
McDermott International, Inc. *	380,900	2,365
	Number of Shares	Value† (000's)
TETRA Technologies, Inc. *	903,792	$2,793
		5,379
Equity Real Estate Investment Trusts 1.7%
InfraREIT, Inc.	195,900	3,779
Uniti Group, Inc.	352,100	8,806
		12,585
Food Products 0.5%
TreeHouse Foods, Inc. *	47,600	3,674
Health Care Equipment & Supplies 3.2%
Accuray, Inc. *	1,503,339	6,164
Analogic Corp.	79,200	5,694
AtriCure, Inc. *	262,700	5,488
Haemonetics Corp. *	138,400	5,644
		22,990
Health Care Providers & Services 2.0%
Acadia Healthcare Co., Inc. *	136,500	5,643
Molina Healthcare, Inc. *	135,561	8,753
		14,396
Health Care Technology 1.7%
Allscripts Healthcare Solutions, Inc. *	1,094,200	12,485
Independent Power and Renewable Electricity Producers 3.7%
Atlantic Power Corp. *	1,381,158	3,246
Dynegy, Inc. *	635,000	5,251
NRG Energy, Inc.	472,100	7,582
Ormat Technologies, Inc.	173,841	10,347
		26,426
Internet Software & Services 0.3%
Covisint Corp. *	1,010,405	2,071
IT Services 6.2%
Acxiom Corp. *	479,700	12,568
CoreLogic, Inc. *	413,825	17,918
DST Systems, Inc.	83,719	10,115
Unisys Corp. *	315,400	3,722
		44,323
Life Sciences Tools & Services 4.1%
Charles River Laboratories International, Inc. *	232,171	21,371
Fluidigm Corp. *	573,559	2,598
Luminex Corp.	287,100	5,817
		29,786
Machinery 3.8%
Harsco Corp. *	516,100	7,690
ITT, Inc.	179,200	6,811
Manitowoc Co., Inc. *	701,400	3,970
Meritor, Inc. *	370,750	5,773
Twin Disc, Inc. *	171,257	3,065
		27,309
	Number of Shares	Value† (000's)
Marine 0.1%
Danaos Corp. *	536,159	$751
Metals & Mining 0.9%
Cliffs Natural Resources, Inc. *	1,147,400	6,758
Pharmaceuticals 1.4%
Impax Laboratories, Inc. *	260,100	3,967
Intersect ENT, Inc. *	237,488	6,008
	9,975
Road & Rail 3.4%
Avis Budget Group, Inc. *	531,600	12,169
Hertz Global Holdings, Inc. *	343,200	3,504
Ryder System, Inc.	136,104	9,040
	24,713
Semiconductors & Semiconductor Equipment 10.6%
CEVA, Inc. *	146,800	6,202
Cypress Semiconductor Corp.	584,135	8,172
FormFactor, Inc. *	417,103	6,131
MACOM Technology Solutions Holdings, Inc. *	292,863	17,856
Mellanox Technologies Ltd. *	272,750	12,956
Rambus, Inc. *	1,097,144	12,990
Veeco Instruments, Inc. *	374,100	11,766
	76,073
Software 11.0%
FireEye, Inc. *	785,900	11,781
Nuance Communications, Inc. *	968,500	17,927
Seachange International, Inc. *	778,767	1,908
Silver Spring Networks, Inc. *	911,476	9,279
TiVo Corp.	755,630	13,450
VASCO Data Security International, Inc. *	274,400	3,759
Verint Systems, Inc. *	504,261	20,725
	78,829
Specialty Retail 1.8%
Express, Inc. *	402,700	3,125
New York & Co., Inc. *	292,200	432
Office Depot, Inc.	1,085,267	5,546
RH *	63,024	3,536
	12,639
Technology Hardware, Storage & Peripherals 0.3%
Quantum Corp. *	223,575	1,898
Textiles, Apparel & Luxury Goods 2.0%
Crocs, Inc. *	469,600	3,207

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund
(Unaudited) (cont'd)

	Number of Shares	Value† (000's)
Deckers Outdoor Corp. *	158,400	$10,987
		14,194
Total Common Stocks (Cost $590,725)		685,811
Convertible Preferred Stock 0.4%
Independent Power and Renewable Electricity Producers 0.4%
Dynegy, Inc., 7.00%, due 7/1/19 (Cost $5,229)	51,600	3,225
Short-Term Investment 5.2%
Investment Company 5.2%
State Street Institutional Treasury Money Market Fund Premier Class, 0.69% (a) (Cost $37,193)	37,193,269	37,193
Total Investments## 101.1% (Cost $633,147)		726,229
Other Assets Less Liabilities (1.1)%		(7,900)
Net Assets 100.0%		$718,329

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$685,811	$—	$—	$685,811
Convertible Preferred Stock(a)	3,225	—	—	3,225
Short-Term Investment	—	37,193	—	37,193
Total Investments	$689,036	$37,193	$—	$726,229

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended May 31, 2017, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund
(Unaudited) May 31, 2017

Number of Shares		Value† (000's)
Common Stocks 85.1%

Airlines 0.8%
Delta Air Lines, Inc.	220,836	$10,850

Banks 17.8%
Bank of America Corp.	682,857	15,303
BB&T Corp.	125,270	5,217
Citigroup, Inc.	906,870	54,902
JPMorgan Chase & Co.	830,374	68,215
KeyCorp	323,383	5,650
M&T Bank Corp.	182,385	28,538
PNC Financial Services Group, Inc.	278,933	33,109
SunTrust Banks, Inc.	198,196	10,578
U.S. Bancorp	254,710	12,962
Wells Fargo & Co.	422,820	21,623
		256,097
Beverages 0.9%
Coca-Cola Co.	286,056	13,007

Biotechnology 0.9%
BioMarin Pharmaceutical, Inc. *	50,024	4,384
Celgene Corp. *	75,123	8,595
		12,979
Capital Markets 1.7%
CME Group, Inc.	171,139	20,073
Goldman Sachs Group, Inc.	20,589	4,350
		24,423
Chemicals 0.4%
Praxair, Inc.	5,643	746
WR Grace & Co.	60,524	4,339
		5,085
Communications Equipment 0.7%
Cisco Systems, Inc.	321,348	10,132
Motorola Solutions, Inc.	1,728	144
		10,276
Containers & Packaging 0.4%
Crown Holdings, Inc. *	94,553	5,459

Diversified Telecommunication Services 2.4%
AT&T, Inc.	364,843	14,057
Verizon Communications, Inc.	448,319	20,910
		34,967
Electric Utilities 4.0%
Alliant Energy Corp.	50,215	2,082
American Electric Power Co., Inc.	169,629	12,176
Exelon Corp.	1,089,248	39,551
NextEra Energy, Inc.	21,641	3,061
		56,870
Electrical Equipment 2.3%
Eaton Corp. PLC	432,019	33,430
Number of Shares		Value† (000's)
Energy Equipment & Services 1.2%
Schlumberger Ltd.	245,460	$17,082

Food & Staples Retailing 4.1%
Wal-Mart Stores, Inc.	647,876	50,923
Whole Foods Market, Inc.	215,238	7,531
		58,454
Food Products 2.3%
Kraft Heinz Co.	93,307	8,603
Mondelez International, Inc. Class A	528,584	24,627
		33,230
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	334,790	15,286
Danaher Corp.	70,306	5,972
Medtronic PLC	134,874	11,367
Zimmer Biomet Holdings, Inc.	169,681	20,228
		52,853
Health Care Providers & Services 0.1%
HCA Healthcare, Inc. *	17,507	1,434

Hotels, Restaurants & Leisure 5.7%
Carnival Corp.	1,017,674	65,202
McDonald's Corp.	110,547	16,681
		81,883
Household Products 3.3%
Procter & Gamble Co.	538,387	47,426

Industrial Conglomerates 0.2%
3M Co.	15,700	3,210

Insurance 2.3%
American International Group, Inc.	57,995	3,690
Athene Holding Ltd. Class A *	193,732	9,547
Chubb Ltd.	46,252	6,623
Lincoln National Corp.	199,989	12,995
		32,855
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc.	4,367	755

Machinery 1.6%
Caterpillar, Inc.	152,585	16,087
WABCO Holdings, Inc. *	51,339	6,254
		22,341
Metals & Mining 4.9%
Agnico Eagle Mines Ltd.	41,378	2,003
Newmont Mining Corp.	2,010,399	68,655
		70,658
Multi-Utilities 0.4%
NiSource, Inc.	209,762	5,468

Multiline Retail 0.8%
Target Corp.	211,956	11,689
Number of Shares		Value† (000's)
Oil, Gas & Consumable Fuels 8.4%
Cabot Oil & Gas Corp.	1,629,952	$36,169
EOG Resources, Inc.	77,653	7,013
Exxon Mobil Corp.	768,402	61,856
Phillips 66	111,935	8,520
Rice Energy, Inc. *	395,616	7,912
		121,470
Personal Products 1.0%
Estee Lauder Cos., Inc. Class A	155,885	14,675

Pharmaceuticals 9.2%
Eli Lilly & Co.	129,330	10,291
Johnson & Johnson	350,370	44,935
Merck & Co., Inc.	456,260	29,707
Pfizer, Inc.	1,461,319	47,712
		132,645
Road & Rail 0.2%
Canadian Pacific Railway Ltd.	18,250	2,888

Semiconductors & Semiconductor Equipment 1.2%
NXP Semiconductors NV *	154,064	16,932

Specialty Retail 0.4%
Gap, Inc.	281,389	6,331

Technology Hardware, Storage & Peripherals 1.0%
Western Digital Corp.	167,575	15,092

Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	109,700	5,069
VF Corp.	102,693	5,525
		10,594
Total Common Stocks (Cost $1,087,070)		1,223,408

Short-Term Investment 13.9%

Investment Company 13.9%
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.72% (a) (Cost $200,496)	200,495,566	200,496

Total Investments## 99.0% (Cost $1,287,566)		1,423,904

Other Assets Less Liabilities 1.0%		13,689

Net Assets 100.0%		$1,437,593

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2017.
See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,223,408	$—	$—	$1,223,408
Short-Term Investment	—	200,496	—	200,496
Total Investments	$1,223,408	$200,496	$—	$1,423,904
(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended May 31, 2017, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund
(Unaudited) May 31, 2017

Number of Shares		Value† (000's)
Common Stocks 97.3%

Aerospace & Defense 0.4%
KLX, Inc. *	100,000	$4,839

Airlines 1.0%
Alaska Air Group, Inc.	135,000	11,752

Auto Components 0.7%
Delphi Automotive PLC	95,000	8,357

Automobiles 0.5%
Thor Industries, Inc.	70,000	6,337

Banks 2.4%
East West Bancorp, Inc.	50,000	2,737
Signature Bank *	80,000	11,442
SVB Financial Group *	80,000	13,640
		27,819
Biotechnology 3.9%
BioMarin Pharmaceutical, Inc. *	75,000	6,573
Exact Sciences Corp. *	225,000	8,206
Incyte Corp. *	70,000	9,053
Neurocrine Biosciences, Inc. *	265,000	11,519
TESARO, Inc. *	70,000	10,452
		45,803
Capital Markets 3.3%
Affiliated Managers Group, Inc.	50,000	7,692
CBOE Holdings, Inc.	182,500	15,763
Raymond James Financial, Inc.	210,000	15,177
		38,632
Chemicals 3.1%
RPM International, Inc.	204,500	11,090
Scotts Miracle-Gro Co.	133,500	11,563
Sensient Technologies Corp.	170,000	13,649
		36,302
Commercial Services & Supplies 2.3%
Cintas Corp.	100,000	12,588
Waste Connections, Inc.	150,000	14,272
		26,860
Communications Equipment 2.3%
Harris Corp.	77,500	8,692
Lumentum Holdings, Inc. *	157,500	8,985
Motorola Solutions, Inc.	115,000	9,611
		27,288
Distributors 1.0%
LKQ Corp. *	360,000	11,336

Diversified Consumer Services 2.0%
Bright Horizons Family Solutions, Inc. *	162,000	12,429
Number of Shares		Value† (000's)
Service Corp. International	350,000	$11,158
		23,587
Diversified Telecommunication Services 0.4%
Zayo Group Holdings, Inc. *	160,000	5,146

Electrical Equipment 1.1%
AMETEK, Inc.	80,000	4,882
Rockwell Automation, Inc.	47,500	7,539
		12,421
Electronic Equipment, Instruments & Components 4.3%
Amphenol Corp. Class A	209,500	15,629
CDW Corp.	282,500	17,001
Cognex Corp.	93,000	8,510
Trimble, Inc. *	235,000	8,469
		49,609
Food Products 2.2%
Conagra Brands, Inc.	135,000	5,203
Lamb Weston Holdings, Inc.	130,000	6,033
Pinnacle Foods, Inc.	235,000	14,643
		25,879
Health Care Equipment & Supplies 7.9%
ABIOMED, Inc. *	80,000	10,994
Edwards Lifesciences Corp. *	80,000	9,206
Hill-Rom Holdings, Inc.	155,000	11,991
Hologic, Inc. *	220,000	9,528
Nevro Corp. *	125,000	8,604
NuVasive, Inc. *	260,000	19,508
Penumbra, Inc. *	145,000	12,013
Wright Medical Group NV *	380,000	10,153
		91,997
Health Care Providers & Services 3.1%
Acadia Healthcare Co., Inc. *	215,000	8,888
Centene Corp. *	87,500	6,355
Envision Healthcare Corp. *	170,000	9,284
HealthSouth Corp.	250,000	11,332
		35,859
Hotels, Restaurants & Leisure 3.7%
Aramark	300,000	11,178
MGM Resorts International	400,000	12,688
Red Rock Resorts, Inc. Class A	350,000	8,274
Vail Resorts, Inc.	50,000	10,695
		42,835
Household Durables 1.2%
Newell Brands, Inc.	270,000	14,297
Number of Shares		Value† (000's)
Industrial Conglomerates 1.6%
Roper Technologies, Inc.	80,000	$18,176

Insurance 1.8%
Assurant, Inc.	120,000	11,757
Athene Holding Ltd. Class A *	185,000	9,117
		20,874
Internet & Catalog Retail 1.1%
Expedia, Inc.	90,000	12,940

Internet Software & Services 3.7%
CoStar Group, Inc. *	82,500	21,580
LogMeIn, Inc.	90,000	9,990
MercadoLibre, Inc.	42,500	11,692
		43,262
IT Services 5.5%
DXC Technology Co. *	67,500	5,233
Euronet Worldwide, Inc. *	150,000	13,084
Fiserv, Inc. *	116,500	14,595
Global Payments, Inc.	140,000	12,825
Vantiv, Inc. Class A *	290,000	18,189
		63,926
Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc. Class A *	62,500	13,968

Machinery 4.5%
Fortive Corp.	175,000	10,929
Gardner Denver Holdings, Inc. *	231,150	5,300
IDEX Corp.	130,000	14,101
Milacron Holdings Corp. *	449,700	7,820
Stanley Black & Decker, Inc.	100,000	13,764
		51,914
Media 1.1%
DISH Network Corp. Class A *	135,000	8,609
WideOpenWest, Inc. *	250,000	4,592
		13,201
Multiline Retail 0.7%
Dollar Tree, Inc. *	100,000	7,770

Oil, Gas & Consumable Fuels 1.6%
Concho Resources, Inc. *	85,500	10,840
Diamondback Energy, Inc. *	77,500	7,189
		18,029
Pharmaceuticals 2.2%
Jazz Pharmaceuticals PLC *	32,500	4,731
Zoetis, Inc.	330,000	20,552
		25,283
Professional Services 1.4%
WageWorks, Inc. *	223,500	15,813

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's)
Road & Rail 1.6%
J.B. Hunt Transport Services, Inc.	140,000	$11,953
Old Dominion Freight Line, Inc.	80,000	7,146
		19,099
Semiconductors & Semiconductor Equipment 8.1%
Cavium, Inc. *	56,000	4,086
Lam Research Corp.	105,000	16,293
MACOM Technology Solutions Holdings, Inc. *	225,000	13,718
Microchip Technology, Inc.	145,000	12,079
Microsemi Corp. *	230,000	11,295
Monolithic Power Systems, Inc.	150,000	14,730
NVIDIA Corp.	150,000	21,653
		93,854
Software 6.8%
Activision Blizzard, Inc.	290,000	16,988
Electronic Arts, Inc. *	150,000	17,000
Proofpoint, Inc. *	162,500	13,975
ServiceNow, Inc. *	135,000	14,128
Tyler Technologies, Inc. *	40,000	6,835
Ultimate Software Group, Inc. *	47,500	10,485
		79,411
Specialty Retail 6.0%
Burlington Stores, Inc. *	160,000	15,656
Five Below, Inc. *	200,000	10,260
O'Reilly Automotive, Inc. *	50,000	12,104
Ross Stores, Inc.	230,000	14,702
Tractor Supply Co.	120,000	6,618
Ulta Beauty, Inc. *	34,000	10,364
		69,704
Trading Companies & Distributors 1.6%
HD Supply Holdings, Inc. *	235,000	9,482
United Rentals, Inc. *	80,000	8,699
		18,181
Total Common Stocks (Cost $841,818)		1,132,360

Short-Term Investment 2.6%

Investment Company 2.6%
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.72% (a) (Cost $30,282)	30,282,292	30,282
Value† (000's)
Total Investments## 99.9% (Cost $872,100)	$1,162,642

Other Assets Less Liabilities 0.1%	1,053

Net Assets 100.0%	$1,163,695

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,132,360	$—	$—	$1,132,360
Short-Term Investment	—	30,282	—	30,282
Total Investments	$1,132,360	$30,282	$—	$1,162,642

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended May 31, 2017, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund
(Unaudited) May 31, 2017

Number of Shares		Value† (000's)
Common Stocks 97.6%

Aerospace & Defense 8.7%
General Dynamics Corp.	15,650	$3,181
Orbital ATK, Inc.	22,900	2,328
Rockwell Collins, Inc.	11,659	1,271
Spirit AeroSystems Holdings, Inc. Class A	23,100	1,259
		8,039
Airlines 2.3%
American Airlines Group, Inc.	44,300	2,145

Banks 6.3%
BankUnited, Inc.	81,300	2,696
BB&T Corp.	30,600	1,275
Comerica, Inc.	27,700	1,899
		5,870
Building Products 2.5%
Johnson Controls International PLC	55,008	2,297

Capital Markets 2.1%
State Street Corp.	24,100	1,963

Chemicals 4.5%
Ashland Global Holdings, Inc.	20,400	1,358
Valvoline, Inc.	124,505	2,785
		4,143
Commercial Services & Supplies 2.2%
Covanta Holding Corp.	136,100	2,007

Construction & Engineering 1.9%
Valmont Industries, Inc.	12,000	1,757

Containers & Packaging 1.9%
Avery Dennison Corp.	20,700	1,744

Electric Utilities 1.6%
Edison International	18,100	1,476

Electronic Equipment, Instruments & Components 2.8%
Flex Ltd. *	90,000	1,553
Itron, Inc. *	15,400	1,042
		2,595
Equity Real Estate Investment Trusts 2.1%
Colony Starwood Homes	56,860	1,966

Food & Staples Retailing 2.9%
Whole Foods Market, Inc.	77,400	2,708

Food Products 0.7%
TreeHouse Foods, Inc. *	9,000	695

Health Care Equipment & Supplies 3.4%
Zimmer Biomet Holdings, Inc.	26,400	3,147

Hotels, Restaurants & Leisure 0.8%
Wyndham Worldwide Corp.	7,000	707
Number of Shares		Value† (000's)
Household Durables 2.2%
Whirlpool Corp.	10,800	$2,004

Independent Power and Renewable Electricity Producers 1.8%
AES Corp.	141,200	1,649

IT Services 3.9%
Amdocs Ltd.	31,000	2,008
Teradata Corp. *	58,400	1,592
		3,600
Life Sciences Tools & Services 2.2%
Quintiles IMS Holdings, Inc. *	23,100	1,997

Media 2.6%
CBS Corp. Class B	20,900	1,277
Lions Gate Entertainment Corp. Class A	21,600	586
Lions Gate Entertainment Corp. Class B *	21,600	546
		2,409
Mortgage Real Estate Investment 2.0%
Starwood Property Trust, Inc.	86,200	1,898

Multi-Utilities 2.1%
CenterPoint Energy, Inc.	69,400	1,986

Multiline Retail 1.5%
Macy's, Inc.	59,800	1,405

Oil, Gas & Consumable Fuels 6.8%
Cabot Oil & Gas Corp.	80,000	1,775
Devon Energy Corp.	41,100	1,397
ONEOK, Inc.	35,600	1,769
Williams Cos., Inc.	48,200	1,378
		6,319
Pharmaceuticals 3.6%
Perrigo Co. PLC	26,900	1,960
Teva Pharmaceutical Industries Ltd. ADR	50,900	1,418
		3,378
Road & Rail 2.0%
Avis Budget Group, Inc. *	80,300	1,838

Semiconductors & Semiconductor Equipment 6.3%
ON Semiconductor Corp. *	188,500	2,918
Skyworks Solutions, Inc.	27,900	2,969
		5,887
Software 5.5%
Check Point Software Technologies Ltd. *	23,800	2,667
Nuance Communications, Inc. *	129,900	2,404
		5,071
Specialty Retail 2.4%
Best Buy Co., Inc.	19,500	1,158
Number of Shares		Value† (000's)
Office Depot, Inc.	212,100	$1,084
		2,242
Technology Hardware, Storage & Peripherals 3.0%
Western Digital Corp.	31,136	2,804

Trading Companies & Distributors 3.0%
AerCap Holdings NV *	63,400	2,791

Total Common Stocks (Cost $74,756)		90,537

Rights 0.0% (a)

Food & Staples Retailing 0.0% (a)
Safeway, Inc. (Casa Ley) *(b)(c)	21,100	5
Safeway, Inc. (Property Development Centers) *(b)(c)(e)	21,100	0

Total Rights (Cost $22)		5

Short-Term Investment 2.6%

Investment Company 2.6%
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.72% (d) (Cost $2,433)	2,432,905	2,433

Total Investments## 100.2% (Cost $77,211)		92,975

Other Assets Less Liabilities (0.2)%		(225)

Net Assets 100.0%		$92,750

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Illiquid Security.
(c)
Security fair valued as of May 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2017, amounted to approximately $5,000, which represents 0.0% of net assets of the Fund.

(d)	Represents 7-day effective yield as of May 31, 2017.
(e)	Amount less than one thousand.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$90,537	$—	$—	$90,537
Rights(a)	—	—	5	5
Short-Term Investment	—	2,433	—	2,433
Total Investments	$90,537	$2,433	$5	$92,975

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2016	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of 5/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2017
Investments in Securities: (000’s omitted)
Rights(c) Food & Staples Retailing	$6	$—	$—	$(0)(d)	$—	$(1)	$—	$—	$5	$(0)(d)
Total	$6	$—	$—	$(0)(d)	$—	$(1)	$—	$—	$5	$(0)(d)

(c)
As of the period ended May 31, 2017, these investments did not have a material impact on the Fund's net assets, and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(d)	Amount less than one thousand.

As of the period ended May 31, 2017, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund
(Unaudited) May 31, 2017

Number of Shares		Value† (000's)
Common Stocks 98.4%

Aerospace & Defense 3.9%
Boeing Co.	170,000	$31,897
Raytheon Co.	245,000	40,183
		72,080
Banks 5.0%
JPMorgan Chase & Co.	1,130,000	92,829

Capital Markets 11.6%
Charles Schwab Corp.	1,400,000	54,250
Goldman Sachs Group, Inc.	410,000	86,617
Intercontinental Exchange, Inc.	1,245,000	74,936
		215,803
Chemicals 2.4%
Methanex Corp.	675,000	27,844
Scotts Miracle-Gro Co.	190,000	16,456
		44,300
Communications Equipment 7.8%
Cisco Systems, Inc.	1,950,000	61,483
Motorola Solutions, Inc.	1,000,000	83,570
		145,053
Containers & Packaging 2.4%
Sealed Air Corp.	1,020,000	45,308

Diversified Financial Services 4.8%
Berkshire Hathaway, Inc. Class B *	540,000	89,251

Electrical Equipment 1.6%
Rockwell Automation, Inc.	190,000	30,157

Energy Equipment & Services 1.3%
Schlumberger Ltd.	340,000	23,661

Food & Staples Retailing 2.7%
US Foods Holding Corp. *	1,690,000	50,632

Food Products 2.0%
Mondelez International, Inc. Class A	780,000	36,340

Health Care Equipment & Supplies 2.3%
Hill-Rom Holdings, Inc.	545,000	42,161

Health Care Providers & Services 9.3%
Aetna, Inc.	355,000	51,425
Cardinal Health, Inc.	440,000	32,688
HCA Healthcare, Inc. *	710,000	58,156
Henry Schein, Inc. *	170,000	31,275
		173,544
Hotels, Restaurants & Leisure 0.9%
Bloomin' Brands, Inc.	865,000	17,326

Industrial Conglomerates 2.7%
3M Co.	247,000	50,504

Insurance 2.7%
Chubb Ltd.	350,000	50,117

Internet Software & Services 5.3%
Alphabet, Inc. Class C *	88,000	84,908
Number of Shares		Value† (000's)
eBay, Inc. *	400,000	$13,720
		98,628
IT Services 2.7%
PayPal Holdings, Inc. *	975,000	50,905

Machinery 3.8%
Stanley Black & Decker, Inc.	515,000	70,885

Oil, Gas & Consumable Fuels 3.4%
Cabot Oil & Gas Corp.	1,125,000	24,964
EOG Resources, Inc.	420,000	37,930
		62,894
Pharmaceuticals 4.0%
Allergan PLC	85,000	19,019
Pfizer, Inc.	1,695,000	55,341
		74,360
Professional Services 0.5%
Nielsen Holdings PLC	260,000	10,005

Road & Rail 2.1%
CSX Corp.	710,000	38,461

Software 6.2%
Activision Blizzard, Inc.	800,000	46,864
Symantec Corp.	2,250,000	68,197
		115,061
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	400,000	61,104
NCR Corp. *	1,240,000	47,777
		108,881
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc. Class B	370,000	19,606

Total Common Stocks (Cost $1,204,167)		1,828,752

Short-Term Investment 1.6%

Investment Company 1.6%
State Street Institutional Treasury Money Market Fund Premier Class, 0.69% (a) (Cost $29,306)	29,305,913	29,306

Total Investments## 100.0% (Cost $1,233,473)		1,858,058

Other Assets Less Liabilities (0.0)% (b)		(896)

Net Assets 100.0%		$1,857,162

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2017.
(b)	Represents less than 0.05% of net assets.

See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,828,752	$—	$—	$1,828,752
Short-Term Investment	—	29,306	—	29,306
Total Investments	$1,828,752	$29,306	$—	$1,858,058

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended May 31, 2017, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund
(Unaudited) May 31, 2017

Number of Shares	Value† (000's)

Common Stocks 98.8%

Apartments 12.5%
Apartment Investment & Management Co. Class A	225,750	$9,689
AvalonBay Communities, Inc.	30,842	5,898
Equity Residential	299,750	19,511
Essex Property Trust, Inc.	67,025	17,220
Mid-America Apartment Communities, Inc.	132,047	13,461
		65,779
Data Centers 8.0%
CoreSite Realty Corp.	83,525	8,794
CyrusOne, Inc.	177,500	9,986
Equinix, Inc.	53,534	23,609
		42,389
Diversified 3.6%
Forest City Realty Trust, Inc. Class A	242,350	5,519
Vornado Realty Trust	145,523	13,417
		18,936
Free Standing 1.0%
National Retail Properties, Inc.	133,475	5,121

Health Care 8.6%
HCP, Inc.	357,450	11,202
Healthcare Trust of America, Inc. Class A	215,575	6,616
OMEGA Healthcare Investors, Inc.	82,525	2,585
Ventas, Inc.	161,430	10,733
Welltower, Inc.	198,465	14,397
		45,533
Hotels, Restaurants & Leisure 4.0%
Marriott International, Inc. Class A	198,240	21,341

Industrial 5.3%
DCT Industrial Trust, Inc.	138,875	7,320
Prologis, Inc.	368,963	20,492
		27,812
Infrastructure 12.3%
American Tower Corp.	264,775	34,736
Crown Castle International Corp.	203,825	20,719
SBA Communications Corp. *	67,050	9,265
		64,720
Insurance 0.0%(a)
Trisura Group Ltd. *	1,749	27

Manufactured Homes 2.2%
Equity LifeStyle Properties, Inc.	136,085	11,486
Number of Shares		Value† (000's)
Office 11.2%
Boston Properties, Inc.	128,734	$15,618
Corporate Office Properties Trust	215,775	7,278
Douglas Emmett, Inc.	188,950	7,173
Highwoods Properties, Inc.	205,600	10,362
Kilroy Realty Corp.	98,200	7,190
SL Green Realty Corp.	113,350	11,452
		59,073
Real Estate Management & Development 2.1%
Brookfield Asset Management, Inc. Class A	295,915	11,206

Regional Malls 8.6%
GGP, Inc.	511,032	11,386
Pennsylvania REIT	214,875	2,299
Simon Property Group, Inc.	205,998	31,775
		45,460
Self Storage 6.1%
Extra Space Storage, Inc.	143,040	11,081
Public Storage	96,975	20,884
		31,965
Shopping Centers 4.6%
Federal Realty Investment Trust	51,150	6,278
Kimco Realty Corp.	483,720	8,484
Regency Centers Corp.	152,707	9,294
		24,056
Single Family Homes 3.4%
American Homes 4 Rent Class A	368,675	8,284
Colony Starwood Homes	285,450	9,868
		18,152
Specialty 1.4%
EPR Properties	102,050	7,236

Timber 3.9%
Weyerhaeuser Co.	622,649	20,522

Total Common Stocks (Cost $488,335)		520,814

Short-Term Investment 0.9%

Investment Company 0.9%
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.72% (b) (Cost $4,875)	4,874,951	4,875

Value† (000's)
Total Investments 99.7% (Cost $493,210)	$525,689

Other Assets Less Liabilities 0.3%	1,359

Net Assets 100.0%	$527,048

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Represents 7-day effective yield as of May 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$520,814	$—	$—	$520,814
Short-Term Investment	—	4,875	—	4,875
Total Investments	$520,814	$4,875	$—	$525,689

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended May 31, 2017, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund
(Unaudited) May 31, 2017

Number of Shares		Value† (000's)
Common Stocks 97.3%

Aerospace & Defense 2.9%
HEICO Corp. Class A	20,000	$1,253
KLX, Inc. *	17,000	823
		2,076
Airlines 0.9%
Spirit Airlines, Inc. *	12,000	637

Auto Components 2.0%
Dorman Products, Inc. *	11,000	917
LCI Industries	5,500	490
		1,407
Banks 2.8%
BNC Bancorp	29,000	915
Seacoast Banking Corp. of Florida *	48,500	1,094
		2,009
Beverages 0.8%
MGP Ingredients, Inc.	11,700	599

Biotechnology 8.9%
ACADIA Pharmaceuticals, Inc. *	50,885	1,308
Avexis, Inc. *	2,000	139
Esperion Therapeutics, Inc. *	7,500	240
Exact Sciences Corp. *	35,500	1,295
Exelixis, Inc. *	54,000	1,010
Fate Therapeutics, Inc. *	39,700	134
Kite Pharma, Inc. *	13,000	940
Neurocrine Biosciences, Inc. *	13,000	565
TESARO, Inc. *	5,000	747
		6,378
Building Products 0.6%
Gibraltar Industries, Inc. *	14,000	435

Capital Markets 1.5%
MarketAxess Holdings, Inc.	5,500	1,048

Chemicals 1.9%
Sensient Technologies Corp.	17,000	1,365

Commercial Services & Supplies 2.8%
Advanced Disposal Services, Inc. *	30,000	700
Healthcare Services Group, Inc.	28,000	1,340
		2,040
Communications Equipment 1.9%
Lumentum Holdings, Inc. *	23,500	1,341

Containers & Packaging 0.9%
Greif, Inc. Class A	11,000	654
Number of Shares		Value† (000's)
Diversified Consumer Services 2.5%
Bright Horizons Family Solutions, Inc. *	15,000	$1,151
Grand Canyon Education, Inc. *	8,000	627
		1,778
Electrical Equipment 0.8%
Generac Holdings, Inc. *	16,000	554

Equity Real Estate Investment Trusts 1.0%
CyrusOne, Inc.	12,500	703

Health Care Equipment & Supplies 11.8%
ABIOMED, Inc. *	3,000	412
Integra LifeSciences Holdings Corp. *	25,000	1,259
iRhythm Technologies, Inc. *	36,000	1,248
K2M Group Holdings, Inc. *	27,000	614
Merit Medical Systems, Inc. *	39,000	1,384
Nevro Corp. *	10,500	723
NuVasive, Inc. *	18,000	1,351
Oxford Immunotec Global PLC *	104,257	1,460
		8,451
Health Care Providers & Services 1.5%
Acadia Healthcare Co., Inc. *	26,000	1,075

Health Care Technology 1.0%
Medidata Solutions, Inc. *	10,000	712

Hotels, Restaurants & Leisure 4.7%
Cheesecake Factory, Inc.	8,000	472
Hilton Grand Vacations, Inc. *	20,000	715
Red Rock Resorts, Inc. Class A	28,000	662
Texas Roadhouse, Inc.	9,000	440
Vail Resorts, Inc.	5,000	1,070
		3,359
Household Durables 0.9%
Cavco Industries, Inc. *	6,000	662

Insurance 1.0%
Primerica, Inc.	10,000	722

Internet Software & Services 5.4%
LogMeIn, Inc.	10,400	1,154
Q2 Holdings, Inc. *	30,000	1,188
Wix.com Ltd. *	20,500	1,511
		3,853
IT Services 1.7%
Euronet Worldwide, Inc. *	14,000	1,221

Life Sciences Tools & Services 1.1%
PRA Health Sciences, Inc. *	11,000	795
Number of Shares		Value† (000's)
Machinery 3.7%
Colfax Corp. *	21,000	$852
Gardner Denver Holdings, Inc. *	14,200	326
John Bean Technologies Corp.	10,000	863
Milacron Holdings Corp. *	35,500	617
		2,658
Marine 0.7%
Kirby Corp. *	7,500	497

Media 2.7%
Cable One, Inc.	1,250	898
WideOpenWest, Inc. *	55,000	1,011
		1,909
Multiline Retail 1.0%
Ollie's Bargain Outlet Holdings, Inc. *	17,000	700

Oil, Gas & Consumable Fuels 1.6%
Jagged Peak Energy, Inc. *	46,500	605
Matador Resources Co. *	25,000	570
		1,175
Pharmaceuticals 1.2%
Aerie Pharmaceuticals, Inc. *	12,500	693
Pacira Pharmaceuticals, Inc. *	3,000	133
		826
Professional Services 1.7%
WageWorks, Inc. *	17,500	1,238

Road & Rail 1.0%
Genesee & Wyoming, Inc. Class A *	11,000	721

Semiconductors & Semiconductor Equipment 8.3%
Cavium, Inc. *	10,000	730
Inphi Corp. *	44,200	1,754
MACOM Technology Solutions Holdings, Inc. *	22,100	1,347
Microsemi Corp. *	10,000	491
Monolithic Power Systems, Inc.	16,500	1,620
		5,942
Software 10.2%
Callidus Software, Inc. *	38,000	908
Descartes Systems Group, Inc. *	43,500	1,090
Ellie Mae, Inc. *	6,500	712
Proofpoint, Inc. *	19,900	1,711
Take-Two Interactive Software, Inc. *	22,100	1,696
Tyler Technologies, Inc. *	2,250	384

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's)
Ultimate Software Group, Inc. *	3,500	$773
		7,274
Specialty Retail 2.1%
Burlington Stores, Inc. *	7,000	685
Five Below, Inc. *	16,000	821
		1,506
Tobacco 0.8%
Turning Point Brands, Inc. *	33,000	553

Trading Companies & Distributors 1.0%
Air Lease Corp.	20,000	738

Total Common Stocks (Cost $59,926)		69,611

Short-Term Investment 1.4%

Investment Company 1.4%
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.72% (a) (Cost $967)	967,035	967

Total Investments## 98.7% (Cost $60,893)		70,578

Other Assets Less Liabilities 1.3%		956

Net Assets 100.0%		$71,534

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2017.
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$69,611	$—	$—	$69,611
Short-Term Investment	—	967	—	967
Total Investments	$69,611	$967	$—	$70,578

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
As of the period ended May 31, 2017, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Socially Responsive Fund
(Unaudited) May 31, 2017

Number of Shares		Value† (000's)
Common Stocks 98.9%

Airlines 2.7%
Ryanair Holdings PLC ADR *	608,711	$64,974

Auto Components 3.1%
Delphi Automotive PLC	848,474	74,640

Banks 4.8%
JPMorgan Chase & Co.	646,643	53,122
U.S. Bancorp	1,195,745	60,851
		113,973
Capital Markets 2.9%
Intercontinental Exchange, Inc.	1,168,329	70,322

Communications Equipment 3.4%
Motorola Solutions, Inc.	472,331	39,473
NetScout Systems, Inc. *	1,146,939	41,978
		81,451
Consumer Finance 2.4%
American Express Co.	731,212	56,259

Electric Utilities 1.5%
Eversource Energy	586,363	36,396

Energy Equipment & Services 2.2%
Schlumberger Ltd.	741,416	51,595

Equity Real Estate Investment Trusts 2.3%
Weyerhaeuser Co.	1,661,976	54,779

Food & Staples Retailing 3.0%
Kroger Co.	2,385,304	71,034

Health Care Equipment & Supplies 8.3%
Becton, Dickinson & Co.	375,126	70,985
Danaher Corp.	810,980	68,885
Medtronic PLC	692,637	58,375
		198,245
Health Care Providers & Services 5.0%
AmerisourceBergen Corp.	894,431	82,082
Premier, Inc. Class A *	1,117,659	38,582
		120,664
Household Durables 3.9%
Newell Brands, Inc.	1,782,071	94,361

Industrial Conglomerates 2.2%
3M Co.	254,875	52,114

Insurance 4.5%
Progressive Corp.	2,562,087	108,709

Internet Software & Services 5.9%
Alphabet, Inc. Class A *	70,359	69,451
eBay, Inc. *	2,102,701	72,122
		141,573
IT Services 4.9%
Cognizant Technology Solutions Corp. Class A	1,003,127	67,119
MasterCard, Inc. Class A	405,994	49,889
		117,008
Number of Shares		Value† (000's)
Media 3.8%
Comcast Corp. Class A	2,177,972	$90,800

Oil, Gas & Consumable Fuels 5.1%
Cimarex Energy Co.	186,001	20,006
EQT Corp.	886,607	49,003
Noble Energy, Inc.	1,858,424	53,318
		122,327
Personal Products 3.6%
Unilever NV	1,494,551	84,861

Pharmaceuticals 2.3%
Roche Holding AG	202,518	55,577

Professional Services 2.4%
ManpowerGroup, Inc.	339,621	34,597
Robert Half International, Inc.	496,483	23,082
		57,679
Road & Rail 1.7%
J.B. Hunt Transport Services, Inc.	466,444	39,825

Semiconductors & Semiconductor Equipment 4.9%
Texas Instruments, Inc.	1,407,343	116,092

Software 3.2%
Intuit, Inc.	537,724	75,625

Specialty Chemicals 2.7%
Novozymes A/S B Shares	1,447,822	65,553

Specialty Retail 2.1%
Advance Auto Parts, Inc.	370,002	49,443

Textiles, Apparel & Luxury Goods 1.4%
Gildan Activewear, Inc.	1,150,759	33,303

Trading Companies & Distributors 2.7%
W.W. Grainger, Inc.	377,281	64,998

Total Common Stocks (Cost $1,688,170)		2,364,180
Principal Amount
Short-Term Investments 1.1%

Certificates of Deposit 0.0%(a)
Carver Federal Savings Bank Self Help Credit Union, 0.10%, due 6/23/17	$ 100,000	100
Self Help Credit Union, 0.25%, due 7/2/17	250,000	250
Self Help Credit Union, 0.25%, due 8/16/17	250,000	250
		600
Number of Shares		Value† (000's)
Investment Company 1.1%
State Street Institutional Treasury Money Market Fund Premier Class, 0.69% (b)	26,874,198	$26,874

Total Short-Term Investments (Cost $27,474)		27,474

Total Investments## 100.0% (Cost $1,715,644)		2,391,654

Other Assets Less Liabilities (0.0)% (a)		(777)

Net Assets 100.0%		$2,390,877

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Represents 7-day effective yield as of May 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Socially Responsive Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$2,364,180	$—	$—	$2,364,180
Short-Term Investments(a)	—	27,474	—	27,474
Total Investments	$2,364,180	$27,474	$—	$2,391,654

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended May 31, 2017, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Value Fund
(Unaudited) May 31, 2017

Number of Shares		Value† (000's)
Common Stocks 86.5%

Airlines 0.8%
Delta Air Lines, Inc.	2,988	$147

Banks 18.1%
Bank of America Corp.	9,060	203
BB&T Corp.	1,662	69
Citigroup, Inc.	12,081	731
JPMorgan Chase & Co.	11,160	917
KeyCorp	4,269	75
M&T Bank Corp.	2,408	377
PNC Financial Services Group, Inc.	3,682	437
SunTrust Banks, Inc.	2,663	142
U.S. Bancorp	3,423	174
Wells Fargo & Co.	5,682	291
		3,416
Beverages 0.9%
Coca-Cola Co.	3,796	173

Biotechnology 0.9%
BioMarin Pharmaceutical, Inc. *	677	59
Celgene Corp. *	992	114
		173
Capital Markets 1.7%
CME Group, Inc.	2,271	266
Goldman Sachs Group, Inc.	274	58
		324
Chemicals 0.3%
WR Grace & Co.	799	57

Communications Equipment 0.7%
Cisco Systems, Inc.	4,264	134

Containers & Packaging 0.4%
Crown Holdings, Inc. *	1,193	69

Diversified Telecommunication Services 2.5%
AT&T, Inc.	4,954	191
Verizon Communications, Inc.	6,031	281
		472
Electric Utilities 4.1%
Alliant Energy Corp.	675	28
American Electric Power Co., Inc.	2,284	164
Exelon Corp.	14,772	537
NextEra Energy, Inc.	292	41
		770
Electrical Equipment 2.4%
Eaton Corp. PLC	5,806	449

Energy Equipment & Services 1.2%
Schlumberger Ltd.	3,305	230

Food & Staples Retailing 4.1%
Wal-Mart Stores, Inc.	8,722	685
Number of Shares		Value† (000's)
Whole Foods Market, Inc.	2,705	$95
		780
Food Products 2.3%
Kraft Heinz Co.	1,238	114
Mondelez International, Inc. Class A	6,977	325
		439
Health Care Equipment & Supplies 3.8%
Abbott Laboratories	4,246	194
Danaher Corp.	887	75
Medtronic PLC	2,056	173
Zimmer Biomet Holdings, Inc.	2,252	269
		711
Health Care Providers & Services 0.1%
HCA Healthcare, Inc. *	235	19

Hotels, Restaurants & Leisure 5.8%
Carnival Corp.	13,434	861
McDonald's Corp.	1,498	226
		1,087
Household Products 3.4%
Procter & Gamble Co.	7,243	638

Industrial Conglomerates 0.2%
3M Co.	200	41

Insurance 2.3%
American International Group, Inc.	779	50
Athene Holding Ltd. Class A *	2,561	126
Chubb Ltd.	644	92
Lincoln National Corp.	2,640	172
		440
Machinery 1.5%
Caterpillar, Inc.	2,023	213
WABCO Holdings, Inc. *	648	79
		292
Metals & Mining 5.0%
Agnico Eagle Mines Ltd.	418	20
Newmont Mining Corp.	26,802	915
		935
Multi-Utilities 0.4%
NiSource, Inc.	2,822	74

Multiline Retail 0.9%
Target Corp.	2,958	163

Oil, Gas & Consumable Fuels 8.6%
Cabot Oil & Gas Corp.	22,132	491
EOG Resources, Inc.	996	90
Exxon Mobil Corp.	10,256	826
Phillips 66	1,520	116
Rice Energy, Inc. *	5,222	104
		1,627
Number of Shares		Value† (000's)
Personal Products 1.0%
Estee Lauder Cos., Inc. Class A	2,064	$194

Pharmaceuticals 9.4%
Eli Lilly & Co.	1,739	138
Johnson & Johnson	4,675	600
Merck & Co., Inc.	6,201	404
Pfizer, Inc.	19,646	641
		1,783
Road & Rail 0.2%
Canadian Pacific Railway Ltd.	246	39

Semiconductors & Semiconductor Equipment 1.2%
NXP Semiconductors NV *	2,088	229

Specialty Retail 0.4%
Gap, Inc.	3,714	84

Technology Hardware, Storage & Peripherals 1.1%
Western Digital Corp.	2,252	203

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	1,490	69
VF Corp.	1,389	75
		144
Total Common Stocks (Cost $15,125)		16,336

Short-Term Investment 12.4%

Investment Company 12.4%
State Street Institutional Treasury Money Market Fund Premier Class, 0.69% (a) (Cost $2,337)	2,337,426	2,337

Total Investments## 98.9% (Cost $17,462)		18,673

Other Assets Less Liabilities 1.1%		210

Total Net Assets 100.0%		$18,883

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Value Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$16,336	$—	$—	$16,336
Short-Term Investment	—	2,337	—	2,337
Total Investments	$16,336	$2,337	$—	$18,673

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended May 31, 2017, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

May 31, 2017

Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Dividend Growth Fund (“Dividend Growth”), Neuberger Berman Emerging Markets Equity Fund (“Emerging Markets Equity”), Neuberger Berman Equity Income Fund (“Equity Income”), Neuberger Berman Focus Fund (“Focus”), Neuberger Berman Genesis Fund (“Genesis”), Neuberger Berman Global Equity Fund (“Global Equity”), Neuberger Berman Global Real Estate Fund ("Global Real Estate"),  Neuberger Berman Greater China Equity Fund ("Greater China Equity"), Neuberger Berman Guardian Fund (“Guardian”), Neuberger Berman International Equity Fund (“International Equity”), Neuberger Berman International Select Fund (“International Select”), Neuberger Berman International Small Cap Fund (“International Small Cap”), Neuberger Berman Intrinsic Value Fund (“Intrinsic Value”), Neuberger Berman Large Cap Value Fund (“Large Cap Value”), Neuberger Berman Mid Cap Growth Fund (“Mid Cap Growth”), Neuberger Berman Mid Cap Intrinsic Value Fund (“Mid Cap Intrinsic Value”), Neuberger Berman Multi-Cap Opportunities Fund (“Multi-Cap Opportunities”), Neuberger Berman Real Estate Fund (“Real Estate”), Neuberger Berman Small Cap Growth Fund (“Small Cap Growth”), Neuberger Berman Socially Responsive Fund (“Socially Responsive”) and Neuberger Berman Value Fund (“Value”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	●	Level 1 – quoted prices in active markets for identical investments
	●	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	●	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, exchange-traded funds, preferred stocks, options written, convertible preferred stocks and rights, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in convertible bonds is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions (generally Level 2 inputs).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Other Level 2 inputs used by independent pricing services to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

The value of participatory notes is determined by Management by obtaining valuations from independent pricing services based on the underlying equity security and applicable exchange rate (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Equity Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange (“NYSE”) is open for business. The Board has approved the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

##	At May 31, 2017, selected Fund information on a U.S. federal income tax basis was as follows:
(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dividend Growth	$28,764	$5,041	$590	$4,451
Emerging Markets Equity	628,356	124,208	16,736	107,472
Equity Income	1,455,948	281,660	17,208	264,452
Focus	629,508	123,244	14,211	109,033
Genesis	6,413,491	5,021,884	147,567	4,874,317
Global Equity	3,919	865	150	715

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Global Real Estate	2,617	207	168	39
Greater China Equity	76,835	14,627	561	14,066
Guardian	986,435	221,654	25,402	196,252
International Equity	1,447,650	299,638	55,173	244,465
International Select	205,862	51,915	7,499	44,416
International Small Cap	1,491	278	13	265
Intrinsic Value	633,761	140,724	48,256	92,468
Large Cap Value	1,291,674	151,064	18,834	132,230
Mid Cap Growth	871,993	296,750	6,101	290,649
Mid Cap Intrinsic Value	76,930	20,602	4,557	16,045
Multi-Cap Opportunities	1,233,977	628,872	4,791	624,081
Real Estate	494,128	51,301	19,740	31,561
Small Cap Growth	60,947	11,376	1,745	9,631
Socially Responsive	1,715,885	728,012	52,243	675,769
Value	17,540	14,572	13,439	1,133

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Equity Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: July 24, 2017

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: July 24, 2017